As filed with the Securities and Exchange Commission on December 23, 1997

                                 Securities Act Registration No. 33-86006
                         Investment Company Act Registration No. 811-8850


               SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                    Pre-Effective Amendment No. _____        [  ]

                    Post-Effective Amendment No. 7            [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                       [X]

                    Amendment No. 8

                   ICAP FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 2400
      Chicago, Illinois                             60606
(Address of Principal Executive Offices)          (Zip Code)

  Registrant's Telephone Number, including Area Code:
                    (312) 424-9100

                   Pamela H. Conroy
           Institutional Capital Corporation
           225 West Wacker Drive, Suite 2400
               Chicago, Illinois  60606
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

      Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment
Company Act of 1940; the Registrant's Rule 24f-2 Notice for the year ending December 31, 1997 will be filed on or before February 28, 1998.

      It is proposed that this filing will become effective (check appropriate box).
            [ ]     immediately upon filing pursuant to
                    paragraph (b) of Rule 485
            [X]     on  December  31,  1997  pursuant  to
                    paragraph (b) of Rule 485
            [ ]     60 days after filing pursuant  to
                    paragraph (a)(1) of Rule 485
            [ ]     on  (date) pursuant to paragraph
                    (a)(1) of Rule 485
            [ ]     75 days after filing pursuant  to
                    paragraph (a)(2) of Rule 485
            [ ]     on  (date) pursuant to paragraph
                    (a)(2) of Rule 485
     If appropriate, check the following box:
             [ ]      this  post-effective  amendment
                      designates a new effective date
                      for a previously  filed
                      post-effective amendment.

                 CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form
N-1A).

                                        Caption or Subheading in
                                        Prospectus or Statement
    Item No. on Form N-1A               of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                         Cover Page

2.   Synopsis                           Highlights; Summary of
                                        Portfolio Expenses

3.   Condensed Financial                Financial Highlights
     Information

4.   General Description of             Organization; Investment
     Registrant                         Objectives and Policies;
                                        Investment Techniques and
                                        Risks; Investment
                                        Restrictions

5.   Management of the Fund             Management

5A.  Management's Discussion            *
     of Fund Performance

6.   Capital Stock and Other            Dividends, Capital Gain
     Securities                         Distributions and Tax
                                        Treatment; Organization

7.   Purchase of Securities             How to Purchase Shares;
     Being Offered                      Determination of Net
                                        Asset Value; Exchange
                                        Privilege

8.   Redemption or Repurchase           How to Redeem Shares;
                                        Determination of Net
                                        Asset Value; Exchange
                                        Privilege

9.   Pending Legal Proceedings          **


PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Included in Prospectus
     History                            under the heading
                                        Organization

13.  Investment Objectives and          Investment Restrictions;
     Policies                           Investment Policies and
                                        Techniques

14.  Management of the Fund             Directors and Officers

15.  Control Persons and Principal      Principal Shareholders;
     Holders of Securities              Directors and Officers;
                                        Investment Adviser

16.  Investment Advisory and            Investment Adviser;
     Other Services                     Management (in
                                        Prospectus); Custodian;
                                        Dividend-Disbursing and
                                        Transfer Agent;
                                        Independent Accountants

17.  Brokerage Allocation and           Portfolio Transactions
     Other Practices                    and Brokerage

18.  Capital Stock and Other            Included in Prospectus
     Securities                         under the heading
                                        Organization

19.  Purchase, Redemption and           Included in Prospectus
     Pricing of Securities Being        under the headings How to
     Offered                            Purchase Shares;
                                        Determination of Net
                                        Asset Value; How to
                                        Redeem Shares; Exchange
                                        Privilege; and in the
                                        Statement of Additional
                                        Information under the
                                        heading Investment
                                        Adviser

20.  Tax Status                         Included in Prospectus
                                        under the heading
                                        Dividends, Capital Gain
                                        Distributions and Tax
                                        Treatment

21.  Underwriters                       **

22.  Calculations of                    Performance Information
     Performance Data

23.  Financial Statements               Financial Statements

________________________________
* The information called for by this item is contained in the Annual Report of the Registrant.
**Answer negative or inapplicable.

PROSPECTUS
Dated December 31, 1997

                   ICAP FUNDS, INC.
           225 West Wacker Drive, Suite 2400
                Chicago, Illinois 60606
                    1-888-221-ICAP
                   (1-888-221-4227)

      ICAP  FUNDS,  INC.  is  an  open-end,  management
investment  company,  known  as  a  mutual  fund   (the
"Company").  The Company is currently comprised of  the
following  four portfolios, the first two of which  are
diversified  portfolios and the last two of  which  are
non-diversified  portfolios:   the  ICAP  DISCRETIONARY
EQUITY    PORTFOLIO    (the    "Discretionary    Equity
Portfolio"),  the  ICAP EQUITY PORTFOLIO  (the  "Equity
Portfolio"),  the  ICAP  SELECT EQUITY  PORTFOLIO  (the
"Select  Equity  Portfolio") and the ICAP  EURO  SELECT
EQUITY   PORTFOLIO   (the  "Euro   Select   Portfolio")
(collectively  referred to as the  "Portfolios").   The
Portfolios are 100% "no-load." There are no sales, redemption or 12b-1 fees.

     The investment objective of both the Discretionary
Equity  and  Equity Portfolios is to  seek  a  superior
total return with only a moderate degree of risk.  This
investment  objective  is  relative  to  and   measured
against the Standard & Poor's 500 Stock Index (the "S&P
500");  the  Discretionary Equity and Equity Portfolios
each  seek to achieve a total return greater  than  the
S&P 500 with an equal or lesser degree of risk than the
S&P   500.   Both  Portfolios  seek  to  achieve   this
investment  objective  primarily  through  the  capital
appreciation  of investments in U.S. dollar-denominated
equity    securities   of   companies    with    market
capitalizations   of  at  least  $500   million.    The
Discretionary   Equity   and  Equity   Portfolios   are
distinguished    in   the   following    manner:    the
Discretionary  Equity Portfolio has the  discretion  to
invest up to 35% of its total assets and, for temporary
defensive purposes, up to 100% of its total assets,  in
cash and  short-term fixed income securities, hence the
name "Discretionary" Equity Portfolio, while the Equity
Portfolio  will not invest in cash or short-term  fixed
income  securities for investment purposes, but  rather
intends,   under  normal  market  conditions,   to   be
virtually fully invested at all times.

      The  investment  objective of the  Select  Equity
Portfolio  is  to seek a superior total  return.   This
investment  objective  is  relative  to  and   measured
against the S&P 500; the Select Equity Portfolio  seeks
to  achieve  a total return greater than the  S&P  500.
The  Select  Equity  Portfolio  seeks  to  achieve  its
investment  objective  primarily  through  the  capital
appreciation  of investments in U.S. dollar-denominated
equity    securities   of   companies    with    market
capitalizations  of at least $500 million.   While  the
Select   Equity,   Discretionary  Equity   and   Equity
Portfolios  are  similar  in  terms  of  the  types  of
securities  in  which each Portfolio  may  invest,  the
Select   Equity   Portfolio   will   concentrate    its
investments  in fewer securities and/or companies  than
the  Discretionary Equity and Equity  Portfolios.   The
Select Equity Portfolio has the discretion to invest up to 35% of its total assets and, for temporary defensive purposes, up to 100% of its total assets, in cash and short-term fixed income securities.


      The  investment  objective  of  the  Euro  Select
Portfolio  is  to  seek a superior  total  return  with
income  as  a  secondary  objective.   This  investment
objective  is  relative  to and  measured  against  the
Morgan  Stanley Capital International Euro  Index  (the
"Euro  Index");  the  Euro Select  Portfolio  seeks  to
achieve  a  total return greater than the  Euro  Index.
The   Euro  Select  Portfolio  seeks  to  achieve   its
investment  objective  primarily  through  the  capital
appreciation  of  investments  in  equity   securities,
predominantly American Depository Receipts ("ADRs"), of
established    European    companies    with     market
capitalizations  of  at least  $1  billion.   The  Euro
Select Portfolio has the discretion to invest up to 35% of its total assets and, for temporary defensive purposes, up to 100% of its total assets, in cash and short-term fixed income securities.

       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in the Company.  Please read this Prospectus
carefully   and   retain  it  for   future   reference.
Additional   information  regarding  the   Company   is
included  in  the  Statement of Additional  Information
dated December 31, 1997, which has been filed with  the
Securities  and Exchange Commission and is incorporated
in  this  Prospectus  by  reference.   A  copy  of  the
Company's   Statement  of  Additional  Information   is
available without charge by writing to the Company at ICAP Funds, Inc., c/o Sunstone Investor Services, LLC,
P.O. Box 2160, Milwaukee, Wisconsin 53201-2160 or by calling 1-888-221-ICAP (1-888-221-4227).

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                   TABLE OF CONTENTS

                                                             Page

HIGHLIGHTS                                                      2

SUMMARY OF PORTFOLIO EXPENSES                                   3

FINANCIAL HIGHLIGHTS                                            5

PRIOR PERFORMANCE OF PRIVATE ACCOUNTS OF THE
ADVISER                                                         6

INVESTMENT OBJECTIVES AND POLICIES                              7

INVESTMENT TECHNIQUES AND RISKS                                 9

INVESTMENT RESTRICTIONS                                        13

MANAGEMENT                                                     13

HOW TO PURCHASE SHARES                                         14

HOW TO REDEEM SHARES                                           15

EXCHANGE PRIVILEGE                                             17

TAX-SHELTERED RETIREMENT PLANS                                 17

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX
TREATMENT                                                      17

DETERMINATION OF NET ASSET VALUE                               18

SHAREHOLDER REPORTS                                            19

FINANCIAL INTERMEDIARIES                                       19

ORGANIZATION                                                   19

ADMINISTRATOR AND FUND ACCOUNTANT                              20

CUSTODIAN AND TRANSFER AGENT                                   20

COMPARISON OF INVESTMENT RESULTS                               20


No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in  this  Prospectus and  the  Statement  of
Additional  Information, and if  given  or  made,  such
information  or representations may not be relied  upon
as   having  been  authorized  by  the  Company.   This
Prospectus  does  not  constitute  an  offer  to   sell
securities in any state to any person to whom it is unlawful to make such offer in such state.

                      HIGHLIGHTS
Investment Objectives

      General.   The Company is currently comprised  of
the  following four portfolios, the first two of  which
are  diversified portfolios and the last two  of  which
are   non-diversified  portfolios:   the  Discretionary
Equity  Portfolio,  the  Equity Portfolio,  the  Select
Equity Portfolio and the Euro Select Portfolio.

      Discretionary Equity and Equity Portfolios.   The
investment  objective of both the Discretionary  Equity
and  the Equity Portfolios is to seek a superior  total
return  with  only  a moderate degree  of  risk.   This
investment  objective  is  relative  to  and   measured
against  the S&P 500.  Both Portfolios seek to  achieve
this investment objective primarily through the capital
appreciation  of investments in U.S. dollar-denominated
equity    securities   of   companies    with    market
capitalizations   of  at  least  $500   million.    The
distinction  between  the two Portfolios  is  that  the
Discretionary Equity Portfolio may invest up to 35%  of
its total assets and, for temporary defensive purposes,
up  to 100% of its total assets, in cash and short-term
fixed  income  securities, while the  Equity  Portfolio
intends,   under  normal  market  conditions,   to   be
virtually fully invested at all times.

     Select Equity Portfolio.  The investment objective
of  the  Select Equity Portfolio is to seek a  superior
total return.  This investment objective is relative to
and  measured  against the S&P 500.  The Select  Equity
Portfolio  seeks  to  achieve its investment  objective
primarily   through   the   capital   appreciation   of
investments    in   U.S.   dollar-denominated    equity
securities of companies with market capitalizations of at least $500 million. At any time, the Select Equity
Portfolio will be invested in a relatively limited number of securities and/or companies.


      Euro  Select Portfolio.  The investment objective
of  the  Euro  Select Portfolio is to seek  a  superior
total return with income as a secondary objective.  The
investment  objective of the Euro Select  Portfolio  is
relative  to and measured against the Euro Index.   The
Euro  Select Portfolio seeks to achieve its  investment
objective primarily through the capital appreciation of
investments  in equity securities, predominantly  ADRs,
of   established   European   companies   with   market
capitalizations of at least $1 billion.  At  any  time,
the  Euro  Select  Portfolio  will  be  invested  in  a
relatively   limited   number  of   securities   and/or
companies.

     Each Portfolio's investments are subject to market
risk  and  the value of its shares will fluctuate  with
changing  market valuations of its portfolio  holdings.
See    "INVESTMENT   OBJECTIVES   AND   POLICIES"   and
"INVESTMENT TECHNIQUES AND RISKS."

Investment Adviser

      Institutional Capital Corporation ("ICAP") is the
investment  adviser  to  the  Portfolios.    ICAP   was
organized in 1970 and acts as the investment adviser to individual and institutional clients. As of November
30, 1997, ICAP had approximately $10 billion under management. See "MANAGEMENT."

Purchases and Redemptions

      Shares of the Portfolios are sold and redeemed at
net asset value without the imposition of any sales  or
redemption  charges.   The minimum  initial  investment
required  by  each Portfolio is $10,000.   The  minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Company.   See  "HOW TO PURCHASE SHARES"  and  "HOW  TO
REDEEM  SHARES."   Shares  in  one  Portfolio  may   be
exchanged for shares in another Portfolio at their relative net asset values. See "EXCHANGE PRIVILEGE."

Shareholder Services

     Questions regarding the Portfolios may be directed to the Company at the address and telephone number below:
                   ICAP Funds, Inc.
          c/o Sunstone Investor Services, LLC
                     P.O. Box 2160
            Milwaukee, Wisconsin 53201-2160
                    1-888-221-ICAP
                   (1-888-221-4227)

             SUMMARY OF PORTFOLIO EXPENSES

      The  purpose  of  the following  Fee  Tables  and
Example  is to assist you in understanding the  various
costs   and  expenses  that  you  will  bear   directly
(shareholder   transaction  expenses)   or   indirectly
(annual fund operating expenses) should you invest in one or more of the Portfolios.

Fee Tables

Shareholder Transaction Expenses            Discretionary
                                               Equity        Equity     Select Equity    Euro Select
                                             Portfolio      Portfolio      Portfolio      Portfolio
  Sales Load Imposed on Purchases               NONE          NONE            NONE           NONE
  Sales Load Imposed on Reinvested Dividends    NONE          NONE            NONE           NONE
  Deferred Sales Load Imposed on Redemptions    NONE          NONE            NONE           NONE
  Redemption Fees                               NONE          NONE            NONE           NONE
  Exchange Fees                                 NONE          NONE            NONE           NONE

   Annual Operating Expenses (after waivers and/or reimbursements) (as a percentage of average net assets)


                                         Discretionary
                                            Equity       Equity       Select Equity     Euro Select
                                          Portfolio     Portfolio       Portfolio        Portfolio
  Management Fees                           0.80%         0.80%            0.80%            1.00%
  12b-1 Fees                                 NONE          NONE             NONE             NONE
  Other Expenses (net of reimbursements)       0%            0%               0%               0%
  TOTAL OPERATING EXPENSES                  0.80%         0.80%            0.80%            1.00%
  (after waivers and/or reimbursements)


       For  the  year  ended  December  31,  1996,  the
Portfolios'   investment  adviser,  ICAP,   voluntarily
agreed to waive its management fee and/or reimburse the
operating  expenses  of  the Discretionary  Equity  and
Equity  Portfolios  to the extent necessary  to  ensure
that   neither  Portfolio's  total  operating  expenses
exceeded 0.80% of that Portfolio's average net  assets.
Absent these waivers/reimbursements, other expenses and
total  operating expenses for the Discretionary  Equity
Portfolio   would   have   been   0.31%   and    1.11%,
respectively, and other expenses and total operating expenses for the Equity Portfolio would have been 0.32% and 1.12%, respectively. ICAP has voluntarily agreed to continue this waiver/reimbursement policy for the year ending December 31, 1997, and for an indefinite amount of time beyond that date.


      For the year ending December 31, 1998, and for an
indefinite  period of time beyond that date,  ICAP  has
also  voluntarily  agreed to waive its  management  fee
and/or  reimburse the operating expenses of the  Select
Equity   and  Euro  Select  Portfolios  to  the  extent
necessary  to ensure that the Select Equity Portfolio's
total  operating expenses do not exceed  0.80%  of  the
Portfolio's  average net assets, and  the  Euro  Select
Portfolio's  total  operating expenses  do  not  exceed
1.00%  of  the Portfolio's average net assets.   Absent
these  waivers/reimbursements, other expenses and total
operating expenses for the Select Equity Portfolio  are
estimated to be 0.50% and 1.30%, respectively, for  the
year  ending December 31, 1998, and other expenses  and
total  operating expenses for the Euro Select Portfolio
are  estimated to be 0.51% and 1.51%, respectively, for
the  year  ending  December 31, 1998.   For  additional
information   concerning   fees   and   expenses,   see
"MANAGEMENT."

      There are certain charges associated with certain
services  offered by the Portfolios, such as a  service
fee   of  $10.00  for  redemptions  effected  via  wire
transfer.   See "HOW TO REDEEM SHARES."  Purchases  and
redemptions may also be made through broker/dealers or others who may charge a commission or other transaction fee for their services.

Example

      You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

                  Discretionary
                      Equity     Equity   Select Equity  Euro Select
                     Portfolio  Portfolio   Portfolio     Portfolio

   1 Year                 $8        $8          $8            $11
   3 Years               $26       $26         $26            $33
   5 Years               $46       $46         $46            $57
   10 Years             $102      $102        $102           $126


      The  Example  is  based on  the  total  operating
expenses  specified  in the Annual  Operating  Expenses
table  above.  The amounts in the Example may  increase
absent   the  waivers  and/or  reimbursements.   Please
remember  that  the  Example should not  be  considered
representative  of  past or future  expenses  and  that
actual  expenses  may be greater or lesser  than  those
shown.   The assumption in the Example of a  5%  annual
rate of return is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. This return is hypothetical and should not be considered representative of the past or future performance of the Portfolios.

                 FINANCIAL HIGHLIGHTS

       The   following  Financial  Highlights  of   the
Discretionary  Equity  and Equity  Portfolios  for  the
years  ended  December  31, 1996  and  1995  have  been
audited   by  Coopers  &  Lybrand  L.L.P.,  independent
certified public accountants.  Their report is included
in  the  Portfolios' Annual Report for the  year  ended
December  31,  1996.  The Annual Report is incorporated
by   reference   into  the  Statement   of   Additional
Information   for   the  Portfolios.    The   following
Financial Highlights for the six months ended June  30,
1997  have  not  been audited.  The year-end  Financial
Highlights  should  be  read in  conjunction  with  the
financial statements and related notes included in  the
Annual  Report and the semi-annual Financial Highlights
should  be  read  in conjunction with  the  Semi-Annual
Report  for the six months ended June 30, 1997,  copies
of  which may be obtained without charge by writing  to
or  calling  the  Company  at  ICAP  Funds,  Inc.,  c/o
Sunstone   Investor  Services,  LLC,  P.O.  Box   2160,
Milwaukee, Wisconsin 53201-2160, 1-888-221-ICAP (1-888-
221-4227).   Both the Discretionary Equity  and  Equity
Portfolios commenced operations on January 1, 1995. As of the date hereof, neither the Select Equity nor the Euro Select Portfolio has commenced operations.


                             Discretionary                     Equity
                           Equity Portfolio                   Portfolio
                     Six Months        Year Ended       Six Months     Year Ended
                        Ended          December 31,        Ended      December 31,
                    June 30, 1997      1996    1997    June 30, 1997  1996    1997
Net asset value,        $29.55        $25.42  $20.00       $31.16    $26.03  $20.00
beginning of period

Income from investment
operations:
 Net investment income    0.29          0.36    0.31         0.23      0.31    0.28
 Net realized and         5.83          6.09    6.70         6.52      6.49    7.45
  unrealized gain on
  investments

  Total income from       6.12          6.45    7.01         6.75      6.80    7.73
   investment operations

Less distributions:
 From net investment     (0.30)        (0.36)  (0.31)       (0.24)    (0.30)  (0.28)
  income
 From net realized gain     --         (1.96)  (1.27)         --      (1.37)  (1.41)
  on investments
 In excess of book net      --            --   (0.01)         --         --    (0.01)
   realized gain on
   investments

  Total distributions    (0.30)        (2.32)  (1.59)       (0.24)    (1.67)   (1.70)

Net asset value, end of $35.37        $29.55  $25.42       $37.67    $31.16   $26.03
  period

Total return(1)          20.75%        25.55%  35.21%       21.71%    26.26%   38.85%


Supplemental data and
  ratios:
 Net assets, end of   $145,438      $110,280 $37,362     $280,992  $149,125  $46,788
   period
   (in thousands)
 Ratio of expenses to     0.80%         0.80%   0.80%        0.80%     0.80%    0.80%
   average net
   assets(2),(3)
  Ratio of net investment
   income to average net  1.79%         1.35%   1.71%        1.56%     1.15%    1.49%
   assets(2),(3)
 Portfolio turnover         61%          138%    102%          51%      125%     105%
   rate(1)
 Average commission    $0.0376       $0.0356      N/A     $0.0370   $0.0365       N/A
   rate paid on
   portfolio investment
   transactions

_______________

 (1)    Not  annualized for the six months  ended  June
  30, 1997.

(2)     Net  of  waivers by ICAP.  Without  waivers  of
  expenses,  the  ratio  of  expenses  to  average  net
  assets  for the Discretionary Equity Portfolio  would
  have  been 1.03%, 1.11% and 1.56%, and the  ratio  of
  net  investment  income to average net  assets  would
  have  been 1.56%, 1.04% and 0.95% for the six  months
  ended June 30, 1997 and the years ended December  31,
  1996  and  December 31, 1995, respectively.   Without
  waivers  of  expenses,  the  ratio  of  expenses   to
  average net assets for the Equity Portfolio would have been 0.97%, 1.12% and 1.44%, and the ratio of net investment income to average net assets would have been 1.39%, 0.83% and 0.85% for the six months ended June 30, 1997 and for the years ended December
  31, 1996 and December 31, 1995, respectively.

(3) Annualized for the six months ended June 30, 1997.

 PRIOR PERFORMANCE OF PRIVATE ACCOUNTS OF THE ADVISER


      The  performance information set forth below  for
the private accounts of the Adviser has been calculated
in   accordance  with  recommended  standards  of   the
Association  of  Investment  Management  and   Research
("AIMR"),  retroactively applied to all  time  periods.
All returns presented were calculated on a total return basis and include all dividends and interest, if any, accrued income, if any, and realized and unrealized gains and losses. Total return is calculated quarterly in accordance with the "time-weighted" rate of return method provided for by AIMR standards, accounted for on a trade-date and accrual basis. Principal additions and withdrawals are weighted in computing the quarterly returns based on the timing of these transactions. The quarterly returns are geometrically linked to derive annual total returns.


      Since  1970,  ICAP has managed  separate  private
accounts   (the   "Private  Accounts")   which   pursue
substantially  the same investment objective,  policies
and  strategies,  and  which are managed  in  the  same
manner,  as  the  Discretionary Equity  Portfolio,  and
since  1991,  ICAP has managed Private  Accounts  which
pursue  substantially  the same  investment  objective,
policies and strategies, and which are managed  in  the
same  manner,  as the Equity Portfolio.  ICAP  believes
that  it  has  produced outstanding investment  results
over  time  for  its  Private  Accounts.   The  Private
Accounts  are not subject to the same types of expenses
to which the Discretionary Equity and Equity Portfolios
are  subject  nor to the specific tax restrictions  and
investment limitations imposed on the Portfolios by the
Internal Revenue Code of 1986, as amended (the "Code"),
and the Investment Company Act of 1940, as amended (the
"1940   Act"),   respectively.   The  following   chart
illustrates how the performance of ICAP's Discretionary
Equity  Composite (a composite including all of  ICAP's
discretionary equity Private Accounts) and  its  Equity
Composite  (a composite including all of ICAP's  equity
Private  Accounts) compares, where applicable,  to  the
average performance of the S&P 500 for the most  recent
1-,  3-,  5-  and 10-year periods ended  September  30,
1997.  Also included in the chart is the performance of
the  Discretionary Equity and Equity  Portfolios.   The
performance results of the composites described below could have been adversely affected if the Private
Accounts included in the composites had been regulated as investment companies under the federal tax and securities laws.


   ICAP's Discretionary Equity and Equity Composites
    and Discretionary Equity and Equity Portfolios
          Annualized Performance vs. S&P 500
        Performance through September 30, 1997


            Average Annualized Total Return


              ICAP Discretionary      Discretionary     ICAP Equity     Equity
Time Period    Equity Composite      Equity Portfolio    Composite    Portfolio    S&P 500
1 year              43.6%                 45.2%             46.3%       46.9%       40.4%
3 years             30.1%                  N/A              31.7%         N/A       29.9%
5 years             22.5%                  N/A              24.6%         N/A       20.8%
10 years            16.8%                  N/A                N/A         N/A       14.7%


      The  ICAP  composite performance presented  above
reflects   the  performance  of  the  Private  Accounts
included   in  the  Discretionary  Equity  and   Equity
Composites  reduced  by  the  annual  total   operating
expenses (before waivers and/or reimbursements) for the
Discretionary    Equity    and    Equity    Portfolios,
respectively,  as  set forth in "SUMMARY  OF  PORTFOLIO
EXPENSES."  The performance of the Discretionary Equity
and  Equity  Portfolios presented  above  reflects  the
performance  of  each Portfolio reduced  by  the  total
operating  expenses actually incurred by each Portfolio
for  the period indicated.  The S&P 500 returns  assume
reinvestment  of  all  dividends  paid  by  the  stocks
included  in  the  index, but do not include  brokerage
commissions  or other fees an investor would  incur  by
investing  in  the portfolio of stocks  comprising  the
index.   The Discretionary Equity and Equity Composites
represent  ICAP's past performance in managing  private
accounts and should not be interpreted as indicative of
the  past  or  future performance of the  Discretionary
Equity    or   Equity   Portfolios.    See   "FINANCIAL
HIGHLIGHTS."

     In addition to the Private Accounts, since January
1997,  ICAP  has  funded and managed a single  separate
account (the "Account") which pursues substantially the
same investment objective, policies and strategies, and
employs the same management style, as that of the  Euro
Select  Portfolio.   Like  the  Private  Accounts,  the
Account is not subject to the same types of expenses to
which  the Euro Select Portfolio is subject nor to  the
specific  tax  restrictions and investment  limitations
imposed on the Portfolio by the Code and the 1940  Act,
respectively.  The following chart illustrates how  the
performance  of  the Account compares  to  the  average
performance  of the Euro Index for each  of  the  three
quarters  ended September 30, 1997 and for  the  period
from  January  1,  1997  to September  30,  1997.   The
performance results of the Account described below could have been adversely affected if the Account had been regulated as an investment company under the federal tax and securities laws.


 ICAP's Account Annualized Performance vs. Euro Index
        Performance through September 30, 1997


                           Total Return

Time Period        ICAP Account      Euro Index

1st Quarter            6.6%             4.9%
2nd Quarter           13.6%             8.9%
3rd Quarter           10.4%             8.3%
1/1/97 - 9/30/97      33.7%            23.7%


      The ICAP performance presented above reflects the
performance  of  the Account reduced by  the  estimated
annual  total operating expenses (before waivers and/or
reimbursements)  for the Euro Select Portfolio  as  set
forth  in  "SUMMARY OF PORTFOLIO EXPENSES."   The  Euro
Index returns assume reinvestment of all dividends paid
by  the  stocks  included in the index net  of  foreign
withholding   taxes,  but  do  not  include   brokerage
commissions or other fees an investor would incur by investing in the portfolio of stocks comprising the index. The Account performance represents ICAP's past performance in managing a private account and should not be interpreted as indicative of future performance of the Euro Select Portfolio.


          INVESTMENT OBJECTIVES AND POLICIES

     The initial step in the investment process focuses
on   top-down  research.   ICAP  develops  an  economic
framework  (including an interest rate,  inflation  and
business cycle outlook) and analyzes strategic economic
and/or   industry   themes  to   identify   appropriate
investments.

      The  key  to the investment process is  bottom-up
stock  selection and the identification of a  catalyst.
A   variety  of  proprietary  research  techniques  and
computer   models  are  used  to  search  for   issuers
possessing the best relative value based on proprietary
price/earnings  projections and  analysis  of  earnings
momentum.  Furthermore, a clear catalyst, either stock-
specific,  industry  or economic, which  ICAP  believes
will  trigger  significant  price  appreciation  in   a
definable time period must exist. In order to enhance its internal research, ICAP also utilizes a wide variety of external sources for investment information including recognized strategists, economists, technical and fundamental analysts, corporate executives and industry sources.

      For  each investment, ICAP establishes an  upside
price  target  and  a  downside risk  potential.   This
strategy   allows   for   continuous   monitoring    of
fundamental  conditions  and stock  price  performance.
Although   ICAP   typically  expects   the   investment
potential of each investment to be realized over a nine
to  fifteen  month time period, it is not  unusual  for
equities  to  be  held  for  a  longer  period  if  the
potential  is justified.  Investments that underperform
the   market   are   reviewed  intensively.    If   the
risk/reward   of   a   particular  investment   becomes
unattractive or the reasons for owning the security no longer appear valid, the investment is typically sold expeditiously to avoid future underperformance.

      The investment objectives presented below may not
be  changed  without shareholder approval.   Since  all
investments are subject to inherent market risks, there is no assurance that these objectives will be realized.
Except  for
each Portfolio's investment objective and the investment restrictions enumerated in the Company's
Statement of Additional Information, a Portfolio's investment policies may be changed without a vote of the Portfolio's shareholders.

Discretionary Equity Portfolio

      Investment  Objective.  The Discretionary  Equity
Portfolio's investment objective is to seek a  superior
total return with only a moderate degree of risk.  This
investment  objective  is  relative  to  and   measured
against  the S&P 500; the Portfolio seeks to achieve  a
total return greater than the S&P 500 with an equal  or
lesser   degree  of  risk  than  the  S&P   500.    The
distinction between the Discretionary Equity Portfolio and the Equity Portfolio is that the Discretionary
Equity Portfolio may invest up to 35% of its total assets and, for temporary defensive purposes, up to 100% of its total assets, in cash and short-term fixed income securities while the Equity Portfolio intends to be virtually fully invested in equity securities at all times.

      Investment  Policies.  The  Discretionary  Equity
Portfolio will seek, under normal market conditions, to
achieve  its  investment  objective  by  investing  its
assets  primarily  in  U.S.  dollar-denominated  equity
securities of companies with market capitalizations  of
at  least  $500  million, which include,  but  are  not
limited  to, common stocks; preferred stocks;  warrants
to  purchase  common  or preferred  stocks;  ADRs;  and
securities convertible into common or preferred stocks,
such  as convertible bonds and debentures rated Baa  or
higher by Moody's Investors Service ("Moody's"), BBB or
higher  by  Standard & Poor's ("S&P"), Duff  &  Phelps,
Inc.   ("D&P")   or  Fitch  Investors   Service,   Inc.
("Fitch"),  or  securities  of  comparable  quality  as
determined   by  ICAP  (i.e.,  investment  grade   debt
securities).   Under  normal  market  conditions,   the
Discretionary Equity Portfolio will invest at least 65% of the value of its total assets in equity securities.
In addition, the Discretionary Equity Portfolio may invest up to 35% of its total assets in cash and short-term fixed income securities for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments as a temporary defensive measure.

Equity Portfolio

      Investment  Objective.   The  Equity  Portfolio's
investment objective is to seek a superior total return
with  only  a moderate degree of risk.  This investment
objective is relative to and measured against  the  S&P
500;  the  Portfolio seeks to achieve  a  total  return
greater than the S&P 500 with an equal or lesser degree
of risk than the S&P 500.  The Equity Portfolio intends
to  be virtually fully invested at all times with  only
nominal cash or short-term fixed income positions  held
at  any  time.   If  cash  or short-term  fixed  income
securities  are  held, however,  the  purpose  of  such
holdings   would  be  to  meet  anticipated  redemption
requests,  pay expenses and pending investment,  which,
in  any  case,  generally would not exceed  5%  of  the
Equity  Portfolio's total assets.  The Equity Portfolio
may,  however,  temporarily exceed this 5%  limitation,
but  only in circumstances pending investment and  only
for   short  periods  of  time.   Because  the   Equity
Portfolio will hold only nominal cash and short-term fixed income positions, it may be subject to greater risk in times of market volatility than the other
Portfolios.

      Investment  Policies.  The Equity Portfolio  will
seek  to  achieve its investment objective by investing
its  assets primarily in U.S. dollar-denominated equity
securities of companies with market capitalizations  of
at  least  $500  million, which include,  but  are  not
limited  to, common stocks; preferred stocks;  warrants
to  purchase  common  or preferred  stocks;  ADRs;  and
securities convertible into common or preferred stocks,
such  as  convertible  bonds and debentures  which  are
rated    investment   grade.    Under   normal   market
conditions,  at least 65% of the value  of  the  Equity
Portfolio's  total  assets will  be  invested  in  such
equity securities.  The Equity Portfolio will only hold
cash  or  short-term  fixed income securities  to  meet
anticipated  redemption  requests,  pay  expenses   and
pending   investment.    As  a   result,   the   Equity
Portfolio's investment in such securities generally will not exceed 5% of its total assets.

Select Equity Portfolio

       Investment   Objective.    The   Select   Equity
Portfolio's investment objective is to seek a  superior
total return.  This investment objective is relative to
and  measured against the S&P 500; the Portfolio  seeks
to  achieve  a total return greater than the  S&P  500.
Under  normal  market  conditions,  the  Select  Equity
Portfolio will invest at least 65% of its total  assets
in   U.S.   dollar-denominated  equity  securities   of
companies  with market capitalizations of $500  million
or more.  At any time, the Select Equity Portfolio will
be   invested  in  a  relatively  limited   number   of
securities and/or companies.

      Investment Policies.  The Select Equity Portfolio
will  seek  to  achieve  its  investment  objective  by
investing its assets in U.S. dollar-denominated  equity
securities  of  at  least  15  companies  with   market
capitalizations  of  $500  million  or   more.    These
securities include, but are not limited to, commons stocks; preferred stocks; warrants to purchase common or preferred stocks; ADRs; and securities convertible into common or preferred stocks, such as convertible bonds and debentures which are rated investment grade.
Under  normal  market  conditions,  the  Select  Equity
Portfolio will invest at least 65% of its total assets in such securities. In addition, the Select Equity
Portfolio may invest up to 35% of its total assets in cash and short-term fixed income securities for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments as a temporary defensive measure.

Euro Select Portfolio

     Investment Objective.  The Euro Select Portfolio's
investment objective is to seek a superior total return
with  income as a secondary objective.  This investment
objective is relative to and measured against the  Euro
Index;  the  Euro Select Portfolio seeks to  achieve  a
total return greater than the Euro Index.  Under normal
market  conditions,  the  Euro  Select  Portfolio  will
invest  at  least  65% of its total  assets  in  equity
securities, predominately ADRs, of established European
companies with market capitalizations of $1 billion  or
more.   At any time, the Euro Select Portfolio will  be
invested in a relatively limited number of securities and/or companies.

      Investment  Policies.  The Euro Select  Portfolio
will  seek  to  achieve  its  investment  objective  by
investing  its  assets in the equity securities  of  at
least  15  companies which generally pay dividends  and
which  have  market capitalizations of  $1  billion  or
more.   These  securities include, but are not  limited
to,  common  stocks;  preferred  stocks;  warrants   to
purchase   common  or  preferred  stocks;   ADRs;   and
securities convertible into common or preferred stocks,
such  as  convertible  bonds and debentures  which  are
rated    investment   grade.    Under   normal   market
conditions,  the Euro Select Portfolio will  invest  at
least  65% of its total assets in such securities.   In
addition,  the Euro Select Portfolio may invest  up  to
35%  of  its total assets in cash and short-term  fixed
income  securities  for any purpose, including  pending
investment or reinvestment, and may invest up  to  100%
of its total assets in such instruments as a temporary defensive measure.


            INVESTMENT TECHNIQUES AND RISKS

     None of the Portfolios will invest more than 5% of
its  net  assets in any one of the following  types  of
investments:   investment grade debt  securities;  non-
investment grade debt securities (commonly referred to as "junk bonds"); illiquid securities; and transactions in short sales against the box.

Short-Term Fixed Income Securities

      The  Discretionary Equity, Select Equity and Euro
Select  Portfolios  may  invest  up  to  35%  of  their
respective  total  assets in cash and short-term  fixed
income  securities,  while  the  Equity  Portfolio  may
generally  not invest more than 5% of its total  assets
in  such  instruments.  In addition, when ICAP believes
that   market  conditions  warrant,  the  Discretionary
Equity,  Select  Equity and Euro Select Portfolios  may
invest  up to 100% of their respective total assets  in
such  instruments  for  temporary  defensive  purposes.
Short-term  fixed income securities must  be  rated  at
least  A  or higher by S&P, Moody's or Fitch or  A-  or
higher by D&P or determined by ICAP to be of comparable
quality, and include, without limitation, the following
securities, each of which has a stated maturity of  one
year or less from the date of purchase unless otherwise
indicated:    U.S.  government  securities,   including
bills,  notes  and bonds, differing as to maturity  and
rate of interest, which are either issued or guaranteed
by  the U.S. Treasury or U.S. governmental agencies  or
instrumentalities;  certificates  of   deposit   issued
against  funds deposited in a U.S. or foreign bank  and
its  subsidiaries and branches, or a U.S.  savings  and
loan  association; bank time deposits, which are monies
kept  on deposit with U.S. and foreign banks and  their
subsidiaries  and  branches, or U.S. savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2 or higher by Fitch;  and  repurchase
agreements   entered   into  only   with   respect   to
obligations of the U.S. government, its agencies or instrumentalities. Repurchase agreements could involve certain risks in the event of the default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio's ability to dispose of the underlying securities.

When-Issued Securities

      Each  Portfolio may invest without limitation  in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("when-issued securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing when-issued securities allows a Portfolio to
lock  in  a  fixed price on a security  it  intends  to
purchase.   Each Portfolio will segregate and  maintain
cash or other liquid assets in an amount at least equal
to  the  amount  of outstanding commitments  for  when-
issued   securities  at  all  times.   Such  securities
involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Warrants

      Each  Portfolio may invest without limitation  in
warrants.   Investing in warrants is purely speculative
in  that  they have no voting rights, pay no  dividends
and  have no rights with respect to the assets  of  the
corporation  issuing  them.   Warrants  basically   are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to buy them.  Warrants are issued by the  issuer
of  the  security,  which may  be  purchased  on  their
exercise.   The  prices of warrants do not  necessarily
parallel the prices of the underlying securities.

ADRs and Foreign Securities

     Each  Portfolio may invest without  limitation  in
ADRs  and other foreign instruments denominated in U.S.
dollars.   ADRs are securities, typically issued  by  a
U.S.  financial  institution  (a  "depositary"),  which
evidence ownership interests in a security or  pool  of
securities issued by a foreign company which have  been
deposited with the depositary.  ADRs are denominated in
U.S.  dollars and trade in the U.S. securities markets.
ADRs  may  be "sponsored" or "unsponsored."   Sponsored
ADRs  are  established jointly by a  depositary  and  a
foreign  company,  whereas  unsponsored  ADRs  may   be
established  by  a depositary without participation  by
the underlying foreign company.  Holders of unsponsored
ADRs  generally  bear  all the  costs  associated  with
establishing the unsponsored ADR.  The depositary of an
unsponsored  ADR is under no obligation  to  distribute
shareholder    communications,   including    financial
statements,  received from the foreign  company  or  to
pass  through  to  the holders of the  unsponsored  ADR
voting  rights with respect to the deposited securities
or pool of securities.  While the Portfolios may invest
without  limitation in sponsored or  unsponsored  ADRs,
the ADRs purchased by the Portfolios will generally  be
sponsored.   In  addition  to  ADRs,  the  Euro  Select
Portfolio may invest directly and without limitation in foreign securities.

      Investments  in  securities  of  foreign  issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  An  investment  in
ADRs  is  subject to some of the same risks  as  direct
investments  in foreign securities.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published  about  companies in the U.S.   Additionally,
foreign   companies   are  not   subject   to   uniform
accounting, auditing and financial reporting standards.
Other  risks  inherent  in foreign  investment  include
expropriation; confiscatory taxation; withholding taxes
on dividends and interest; less extensive regulation of
foreign brokers, securities markets and issuers;  costs
incurred   in   conversions  between  currencies;   the
illiquidity   and  volatility  of  foreign   securities
markets;  the  possibility of delays in  settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably from the U.S. economy in various  respects,
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.

Options and Futures Transactions

     Each  Portfolio may engage in options and  futures
transactions  which  are  sometimes  referred   to   as
"derivative" transactions.  A Portfolio's  options  and
futures  transactions may include instruments  such  as
stock  index  options  and  futures  contracts.    Such
transactions may be used for several reasons, including
hedging  unrealized  portfolio  gains.   The  Commodity
Futures  Trading Commission (the "CFTC") regulates  the
trading of futures and options on futures transactions.
The  Portfolios will only engage in futures and options
on   futures  transactions  which  must,  pursuant   to
regulations  promulgated by the CFTC,  constitute  bona
fide  hedging  or  other  permissible  risk  management
transactions  and will not enter into such transactions
if  the sum of the initial margin deposits and premiums
paid  for unexpired options exceeds 5% of a Portfolio's
net  assets.   In addition, with respect  to  both  its
options  and  futures  (including options  on  futures)
transactions,  no Portfolio will enter  into  any  such
transaction  if  more than 30% of the  Portfolio's  net
assets  would  be  committed to  such  instruments.   A
Portfolio may hold an options or futures position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If a Portfolio cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Portfolio decided to close the position. When required by guidelines of the SEC or the CFTC, a Portfolio will set aside permissible liquid assets in a segregated account to secure its potential obligations under its options or futures positions.

     The use of derivative instruments, such as options and futures, involves risks and special considerations which include, among others, the following:


       Correlation Risk.  When a derivative transaction
is  used  to completely hedge another position, changes
in  the  market  value  of the combined  position  (the
derivative  instrument plus the position being  hedged)
can  result  from an imperfect correlation between  the
price movements of the two instruments.  With a perfect
hedge,  the  value  of  the combined  position  remains
unchanged for any change in the price of the underlying
asset.   With  an  imperfect hedge, the  value  of  the
derivative  instrument and its hedge are not  perfectly
correlated.   Correlation risk is the risk  that  there
might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged.


      Liquidity Risk.  Derivatives are also subject to
liquidity  risk.   Liquidity risk is the  risk  that  a
derivative  instrument cannot be sold,  closed  out  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange-traded contracts are  very
liquid  because  the  exchange  clearinghouse  is   the
counterparty   of   every  contract.   Over-the-counter
transactions   are  less  liquid  than  exchange-traded
derivatives since they often can only be closed out with the other party to the transaction.


     In addition to the foregoing risks, there is the risk of potentially unlimited losses that may result from investing in certain derivatives. For additional information, please see the Statement of Additional
Information.

Foreign Currency Hedging Transactions

     The  Euro Select Portfolio may enter into  forward
foreign    currency   exchange   contracts    ("forward
contracts") and foreign currency futures contracts  and
options   thereon   (see   "-   Options   and   Futures
Transactions," above).  Forward contracts  provide  for
the  purchase,  sale or exchange  of  an  amount  of  a
specified foreign currency at a future date.  The  Euro
Select Portfolio will enter into forward contracts  for
hedging purposes only; that is, only to protect against
the  effects of fluctuating rates of currency  exchange
and  exchange  control regulations  between  trade  and
settlement dates, dividend declaration and distribution
dates  and purchase and sale dates.  A foreign currency
futures  contract  is a standardized contract  for  the
future  delivery  of a specified amount  of  a  foreign
currency at a future date at a price set at the time of
the  contract.  Foreign currency futures contracts  and
options  thereon  traded  in the  U.S.  are  traded  on
regulated  exchanges.  Parties to  a  futures  contract
must  make  "margin" deposits to secure performance  of
the  contract, which generally range from 2% to  5%  of
the  contract  price,  and  may  be  required  to  make
"variation" margin deposits as the value of the futures
contract  fluctuates.  The Euro Select  Portfolio  will
enter   into  foreign  currency  futures  and   options
transactions for hedging and other permissible risk management purposes only and may segregate assets to cover its futures contracts obligations.

     At  the maturity of a forward or futures contract,
the  Euro  Select Portfolio may either accept  or  make
delivery of the currency specified in the contract  or,
prior  to  maturity,  enter  into  a  closing  purchase
transaction  involving  the  purchase  or  sale  of  an
offsetting  contract.   Closing  purchase  transactions
with  respect to forward contracts are usually effected
with the currency trader who is a party to the original
forward  contract.  Closing purchase transactions  with
respect  to  futures  contracts  are  effected  on   an
exchange.   The Euro Select Portfolio will  only  enter
into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the Euro Select Portfolio may suffer a loss.

     The   Euro   Select  Portfolio  may   attempt   to
accomplish objectives similar to those described  above
with  respect  to  forward and  futures  contracts  for
currency by means of purchasing put or call options  on
foreign  currencies on exchanges.  A put  option  gives
the  Portfolio  the  right to sell a  currency  at  the
exercise  price until the expiration of the option.   A
call option gives the Portfolio the right to purchase a
currency at the exercise price until the expiration  of
the  option.  The Euro Select Portfolio will not  enter
into  foreign  currency forwards,  futures  or  related
options  on  futures  contracts  if,  along  with   the
Portfolio's investments in other options, more than 30%
of   its   net  assets  would  be  committed  to   such
instruments.

Non-Diversification of the Select Equity and Euro
Select Portfolios

     The  Select Equity and Euro Select Portfolios  are
"non-diversified" and, as such, are permitted to invest
their  respective  assets in a more limited  number  of
issuers  than  other investment companies.   Under  the
Code,   however,   for  income  tax  purposes   neither
Portfolio  may (i) invest more than 25%  of  its  total
assets  in the securities of any one company or in  the
securities  of any two or more companies controlled  by
the  Portfolio which, pursuant to regulations under the
Code,  may be deemed to be engaged in the same, similar
or  related trades or businesses, and (ii) with respect
to  50% of its total assets, invest more than 5% of its
total  assets in the securities of any one  company  or
own  more than 10% of the outstanding voting securities
of  a  single  company.  Thus, as  a  "non-diversified"
fund,  each Portfolio may invest (i) up to 50%  of  its
total  assets  in  the securities  of  as  few  as  two
companies,  up  to 25% each, so long as  the  Portfolio
does  not  control  the  two  companies  and  the   two
companies are engaged in different businesses, and (ii)
up  to 50% of its total assets in the securities of  as
few  as  ten companies, up to 5% each, so long  as  the
Portfolio  does  not  own  in  excess  of  10%  of  any
company's  outstanding  voting  stock.   This  practice
involves an increased risk of loss to the Select Equity and Euro Select Portfolios if the market value of a security should decline or its issuer were otherwise unable to meet its obligations.

Portfolio Turnover

     The  Discretionary  Equity and Equity  Portfolios'
historical  portfolio  turnover rate  is  listed  under
"FINANCIAL    HIGHLIGHTS."    Under    normal    market
conditions,  each of these Portfolios  anticipate  that
its  portfolio turnover rate will generally not  exceed
150% and is expected to be between 100% and 125%.   The
Select  Equity  and  Euro Select Portfolios  anticipate
that  their  respective portfolio turnover  rates  will
generally  not  exceed  200% and  are  expected  to  be
between  100% and 150%.  A turnover rate of 100%  would
occur, for example, if all of the securities held by  a
Portfolio were replaced within one year.  In the  event
a  Portfolio has a turnover rate of 100% or more in any
year,  it  would result in the payment by the Portfolio
of  increased brokerage costs and could result  in  the
payment  by shareholders of increased taxes on realized
investment   gains.   See  "DIVIDENDS,   CAPITAL   GAIN
DISTRIBUTIONS AND TAX TREATMENT."

                INVESTMENT RESTRICTIONS

     The Company has adopted several restrictions on the investments and other activities of the Portfolios that may not be changed without shareholder approval.
For example, no Portfolio may:

     (1)   Borrow money, except that the Portfolio  may
(i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and

(ii) shall not exceed 33 1/3% of
the value of the Portfolio's total assets (including the amount borrowed), less the Portfolio's liabilities
(other than borrowings); or

     (2) Act as an underwriter of another issuer's securities, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

     In addition, since the Discretionary Equity and Equity Portfolios are "diversified," neither Portfolio may, with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

     For additional investment restrictions, see the Company's Statement of Additional Information.


                      MANAGEMENT

     Under the laws of the State of Maryland, the Board
of  Directors is responsible for managing the Company's
business and affairs.  The Company has entered into  an
investment  advisory agreement with ICAP  dated  as  of
December   30,   1994,   as  amended   (the   "Advisory
Agreement"),  pursuant  to  which  ICAP   manages   the
investments  and  business  affairs  of  each  of   the
Portfolios, subject to the supervision of the Company's
Board  of  Directors.   The  Board  of  Directors  also
oversees  duties  required  by  applicable  state   and
federal law.

     ICAP, an independent investment advisory firm, was
founded  in  1970  and is located at  225  West  Wacker
Drive,  Suite  2400,  Chicago,  Illinois  60606.   With
respect to the Advisory Agreement as it relates to  the
Discretionary   Equity  and  Equity  Portfolios,   each
Portfolio compensates ICAP for its investment  advisory
services at the annual rate of 0.80% of the Portfolio's
average  net  assets.  For the year ended December  31,
1996,  ICAP  voluntarily agreed to waive its management
fee   and/or   reimburse  each  Portfolio's   operating
expenses to the extent necessary to ensure that neither
Portfolio's total operating expenses exceeded 0.80%  of
the   Portfolio's   average  net  assets.    ICAP   has
voluntarily      agreed      to      continue      this
waiver/reimbursement  policy  for   the   year   ending
December 31, 1997 and for an indefinite amount of  time
beyond  that  date.  Any such waiver  or  reimbursement
will  have  the effect of lowering the overall  expense
ratio  for the Portfolio and increasing the Portfolio's
overall  return  to  investors for the  time  any  such
amounts  were waived and/or reimbursed.  For  the  year
ended   December   31,   1996,   after   waivers    and
reimbursements, these expenses totaled 0.80% of each Portfolio's average net assets.


     With  respect  to  the Advisory  Agreement  as  it
relates   to   the  Select  Equity  and   Euro   Select
Portfolios,  the  Select Equity  Portfolio  compensates
ICAP for its investment advisory services at the annual rate of 0.80% of the Portfolio's average net assets, while the Euro Select Portfolio compensates ICAP at the annual rate of 1.00% of the Portfolio's average net assets. For the year ending December 31, 1998 and for an indefinite amount of time beyond that date, ICAP has voluntarily agreed to waive its management fee and/or reimburse each Portfolio's operating expenses to the extent necessary to ensure that the Select Equity
Portfolio's total operating expenses do not exceed an annual rate of 0.80% of the Portfolio's average net assets, and the Euro Select Portfolio's total operating expenses do not exceed an annual rate of 1.00% of the Portfolio's average net assets.

     The  investment decisions for each  Portfolio  are
made  through  a team approach, with all  of  the  ICAP
investment  professionals contributing to the  process.
Each of the officers and other investment professionals
of  ICAP  has  developed an expertise in at  least  one
functional investment area, including equity  research,
strategy, fixed income analysis, quantitative research,
technical research and trading.  A key element  in  the
decision-making   process  is   a   formal   investment
committee  meeting  generally held several  times  each
week  and attended by all the investment professionals.
At  this  meeting,  a comprehensive  review  of  ICAP's
investment    position   is   undertaken.     Pertinent
information   from  outside  sources  is   shared   and
incorporated   into   the  investment   outlook.    The
investment  strategy,  each  asset  sector   and   each
individual  security  holding are  reviewed  to  verify
their     continued    appropriateness.      Investment
recommendations are presented to the committee for decisions.

     ICAP     provides    continuous     advice     and
recommendations concerning each Portfolio's investments
and is responsible for selecting the broker/dealers who
execute the portfolio transactions.  In executing  such
transactions, ICAP seeks to obtain the best net results
for the Portfolios.  ICAP provides office space for the
Company and pays the salaries, fees and expenses of all
officers   and  directors  of  the  Company   who   are
interested  persons  of  ICAP.   ICAP  also  serves  as
investment adviser to pension and profit-sharing plans,
and  other institutional and private investors.  As  of
November  30, 1997, ICAP had approximately $10  billion
under  management.   Mr. Robert H. Lyon,  President  of
ICAP, owns shares representing 51% of the voting rights of ICAP, which constitutes a controlling interest.


                HOW TO PURCHASE SHARES

     Shares of the Portfolios are offered and sold on a
continuous  basis at the next offering price calculated
after  receipt of the purchase order by the  Portfolio.
This price is the net asset value of the Portfolio  and
is  determined  as  of the close of trading  (generally
4:00  p.m., Eastern Standard Time, or the close of  the
New  York Stock Exchange (the "NYSE") if different)  on
each  day the NYSE is open.  See "DETERMINATION OF  NET
ASSET VALUE."  The price at which your purchase will be
effected  is  based on the Portfolio's net asset  value
next  determined  after  the  Portfolio  receives  your
request in proper form.  A confirmation indicating  the
details  of  the  transaction  will  be  sent  to   you
promptly.   Shares  are credited to your  account,  but
certificates are not issued. However, you will have full shareholder rights.

      The  minimum initial investment required by  each
Portfolio  is $10,000.  Subsequent investments  may  be
made   by  mail  or  wire  with  a  minimum  subsequent
investment of $1,000.  The Company reserves  the  right
to   change  or  waive  these  minimums  at  any  time.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

      Payment may be delayed for up to seven business days on redemption requests for recent purchases made by check in order to ensure that the check has cleared.
This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $10,000

       You  may  purchase  shares  of  a  Portfolio  by
completing  an  application (which can be  obtained  by
calling 1-888-221-ICAP (1-888-221-4227)) and mailing it
along  with  a  check or money order payable  to  "ICAP
Funds"  to:   ICAP  Funds, Inc., c/o Sunstone  Investor
Services,  LLC (the "Transfer Agent"), P.O.  Box  2160,
Milwaukee,   Wisconsin   53201-2160.    For   overnight
deliveries,  please use 207 East Buffalo Street,  Suite
315,  Milwaukee, Wisconsin 53202-5712.  Purchases  must
be made in U.S. dollars and all checks must be drawn on
a  U.S.  bank.  Cash, credit cards, third-party  checks
and  credit card checks will not be accepted.  If  your
check does not clear, you will be charged a $23 service
fee.   You  will  also be responsible  for  any  losses
suffered   by   the  Portfolio  as   a   result.    All
applications to purchase shares of a Portfolio are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to decline to accept a purchase order application in whole or in part.

      Alternatively, you may place an order to purchase shares of a Portfolio through a broker/dealer. Broker/ dealers may charge a transaction fee for placing orders to purchase Portfolio shares. It is the responsibility of the broker/dealer to place the order with the appropriate Portfolio on a timely basis.


       In  addition,  you  may  purchase  shares  of  a
Portfolio  by  wire.   To  purchase  shares   by   wire
transfer, please follow the wire instructions listed below.

Subsequent Investments - Minimum $1,000

      Additions to your account in amounts of $1,000 or
more  may be made by mail or by wire .  When making  an
additional purchase by mail, enclose a check payable to
"ICAP Funds" along with the additional investment  form
provided on the lower portion of your account statement
and  send  both the check and the form to  ICAP  Funds,
Inc.,  c/o  Sunstone Investor Services, LLC,  P.O.  Box
2160,  Milwaukee, Wisconsin 53201-2160.  For  overnight
deliveries,  please
use 207 East Buffalo Street,  Suite
315,  Milwaukee,  Wisconsin  53202-5712.   To  make  an
additional purchase by wire, please follow the wire instructions listed below.

Wire Instructions

      To  establish  a  new account by  wire  transfer,
please   call  the  Transfer  Agent  at  1-888-221-ICAP
(1-888-221-4227). The Transfer Agent will assign an account number to you at that time.

     Initial and subsequent investments should be wired through the Federal Reserve System as follows:

               UMB Bank, n.a.
               ABA Number 101000695
               For credit to ICAP Funds, Inc.
               Account Number 987-0609665
               For further credit to ICAP Funds, Inc.
               (investor account number)
               (name or account registration)
               (social security or taxpayer identification number) (identify which Portfolio to purchase)

      Wired  funds are considered received and accepted
on  the  day  they  are deposited  in  the  Portfolio's
account  if  they reach the account by the  Portfolio's
cut-off time for purchases and all required information
is  provided in the wire instructions.  The Company  is
not   responsible  for  the  consequences   of   delays
resulting from the banking or Federal Reserve wire system.

Automatic Investment Plan

      The  Company offers an automatic investment  plan
(the   "AIP")   whereby  you  may  automatically   make
purchases  of Portfolio shares on a regular, convenient
basis ($250 minimum per transaction).  A $5,000 minimum
initial  investment must be met before the AIP  may  be
established.   In  addition, the  Company  requires  10
business days after receipt of your request to initiate
the  AIP to verify your account information.  Under the
AIP,   your   designated  bank   or   other   financial
institution  debits  a  preauthorized  amount  in  your
account  each  month  and applies  the  amount  to  the
purchase  of  Portfolio  shares.   No  service  fee  is
currently charged by the Company for participating in the AIP; however, a $23 fee will be imposed by the Transfer Agent if sufficient funds are not available in your account at the time of the automatic transaction.
Applications to establish the AIP are available from the Transfer Agent. Investors who wish to make a change in investments made through the AIP may do so by calling 1-888-221-ICAP (1-888-221-4227).


                 HOW TO REDEEM SHARES

      You may request redemption of part or all of your
Portfolio  shares at any time.  The price  you  receive
will  be the net asset value next determined after  the
Portfolio  receives your request in proper form.   Once
your redemption request is received in proper form, the
Portfolio  normally will mail or wire  your  redemption
proceeds  the next business day and, in any  event,  no
later  than  seven  business days after  receipt  of  a
redemption  request.   In  addition,  payment  may   be
delayed for up to seven business days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. In addition to the redemption procedures described below, redemptions may also be made through broker/dealers who may charge a commission or other transaction fee.

Written Redemption

      You may redeem your Portfolio shares by mailing a
written,  unconditional request to:  ICAP Funds,  Inc.,
c/o  Sunstone  Investor Services, LLC, P.O.  Box  2160,
Milwaukee,   Wisconsin  53201-2160.    For   redemption
requests  sent via overnight delivery, please  use  207
East  Buffalo  Street, Suite 315, Milwaukee,  Wisconsin
53202-5712.     If   your   redemption    request    is
inadvertently sent to ICAP, the investment adviser to the Portfolios, it will be forwarded to

Sunstone
Investor  Services,  LLC, but  the  effective  date  of
redemption  will  be  delayed  until  the  request   is
received  by  Sunstone  Investor  Services,  LLC.   The
request  must (i) be signed exactly as the  shares  are
registered, including the signature of each  owner  and
(ii)  specify the number of Portfolio shares or  dollar
amount to be redeemed.  Additional documentation may be
requested from corporations, executors, administrators,
trustees,  guardians, agents or attorneys-in-fact.   In
case  of  any questions concerning the nature  of  such
documentation, the Transfer Agent should  be  contacted
at    1-888-221-ICAP   (1-888-221-4227).     Redemption
proceeds may be wired to a commercial bank authorized on your account application. However, you will be charged a $10.00 service fee for such wire redemptions.

Telephone Redemption

      You  may  also redeem your Portfolio  shares  via
telephone  by  simply  calling the  Transfer  Agent  at
1-888-221-ICAP   (1-888-221-4227).   You   may   redeem
between  $500  and  $50,000  per  account  per  day  by
telephone.   You  must  make your telephone  redemption
request  by 3:00 p.m., Central Standard Time.   If  you
did   not  authorize  telephone  redemptions  in   your
original  purchase  application,  you  may  do  so   by
contacting  the  Transfer  Agent  and  requesting   the
relevant  documentation  necessary  to  authorize  such
transactions.   You must designate an account  on  your
purchase  application, or in writing with  a  signature
guarantee,  to have proceeds of a telephone  redemption
wired  to  your bank account.  Proceeds from  telephone
redemptions  will  be  mailed or  wired  only  to  your
address or bank of record.  You should realize that  in
using  the  telephone redemption service,  you  may  be
giving  up a measure of security that you may have  had
if  you  redeemed  your Portfolio  shares  in  writing.
Neither  the Company nor its agents will be liable  for
following  instructions communicated by telephone  that
they  reasonably  believe to  be  genuine.   Reasonable
procedures will be employed on behalf of each Portfolio
to  confirm that instructions communicated by telephone
are  genuine.   Such  procedures may include  providing
written confirmation of telephone transactions, tape recording telephone instructions or requiring specific personal information prior to acting upon telephone instructions.

Systematic Withdrawal Plan

      You  may  set up automatic withdrawals from  your
Portfolio  account  at  regular  intervals.   To  begin
distributions,  you  must have an  initial  balance  of
$10,000  in  your account and withdraw at least  $1,000
per  payment.   To establish the systematic  withdrawal
plan  ("SWP"), you must complete a SWP application  and
return  it  to ICAP Funds, Inc., c/o Sunstone  Investor
Services,  LLC,  P.O.  Box 2160,  Milwaukee,  Wisconsin
53201-2160.   For overnight delivery,  please  use  207
East  Buffalo  Street, Suite 315, Milwaukee,  Wisconsin
53202-5712.   Redemptions will take place  on  the  5th
and/or 20th day of the month (or the following business day) as indicated on your SWP application. Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Signature Guarantees

      As  a protection to both you and the Company, the
Company   requires  a  signature  guarantee   for   all
authorized  owners of an account:  (i) if  you  request
that redemption proceeds be mailed or wired to a person
other than the registered owner(s) of the shares;  (ii)
if  you  request that redemption proceeds be mailed  or
wired to other than the address of record; or (iii)  if
you  submit a redemption request within 30 days  of  an
address  change.  A signature guarantee may be obtained
from any eligible guarantor institution, as defined  by
the  SEC.   These  institutions include banks,  savings
associations,  credit  unions,  brokerage   firms   and
others. Please note that a notary public stamp or seal is not acceptable.

      Your account may be terminated by the Company on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $1,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption.

                  EXCHANGE PRIVILEGE

      You  may exchange your shares in a Portfolio  for
shares  in  any other Portfolio of the Company  at  any
time  by  written request.  You may also make  exchange
requests  by  telephone.  If you did not authorize  the
use  of the telephone exchange service in your original
purchase  application, you may do so by contacting  the
Transfer    Agent   and   requesting    the    relevant
documentation necessary to authorize such service.  The
value  of  the shares to be exchanged and the price  of
the  shares being purchased will be the net asset value
next   determined  after  receipt  and  acceptance   of
instructions  for  exchange.   An  exchange  from   one
Portfolio to another is treated the same as an ordinary
sale  and purchase for federal income tax purposes  and
you will realize a capital gain or loss.  This is not a
tax-free exchange.  Written exchange requests should be
directed  to:  ICAP Funds, Inc., c/o Sunstone  Investor
Services,  LLC,  P.O.  Box 2160,  Milwaukee,  Wisconsin
53201-2160.   For exchange requests sent via  overnight
delivery,  please  use 207 East Buffalo  Street,  Suite
315,   Milwaukee,   Wisconsin  53202-5712.    Telephone
exchange  requests may be made by calling the  Transfer
Agent at 1-888-221-ICAP (1-888-221-4227).  Neither  the
Company  nor  its agents will be liable  for  following
exchange  instructions communicated by  telephone  that
they  reasonably  believe  to  be  genuine.  Reasonable
procedures will be employed on behalf of each Portfolio
to  confirm that instructions communicated by telephone
are  genuine.   Exchange requests  may  be  subject  to
limitations,  including  those relating  to  frequency,
that  may  be established from time to time  to  ensure
that  the  exchanges do not disadvantage the Portfolios
or  their investors.  The Company reserves the right to
modify  or  terminate the exchange  privilege  upon  60
days' written notice to each shareholder prior to the modification or termination taking effect.


            TAX-SHELTERED RETIREMENT PLANS

       Through  its  custodian,  UMB  Bank,  n.a.  (the
"Custodian"),  the  Company  offers  several  qualified
retirement  plans  for  adoption  by  individuals   and
employers  (including, but not limited to,  IRAs,  SEP-
IRAs and Roth IRAs). For further information, please call 1-888-221-ICAP (1-888-221-4227) or write to ICAP
Funds,  Inc., c/o Sunstone Investor Services,  LLC,  at
P.O. Box 2160, Milwaukee, Wisconsin 53201-2160.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

      Each Portfolio intends to operate as a "regulated investment company" under Subchapter M of the Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

      For  federal  income tax purposes, all  dividends
paid  by  the  Portfolios and net  realized  short-term
capital  gains  are taxable as ordinary income  whether
reinvested  or received in cash unless you  are  exempt
from   taxation   or  entitled  to  a   tax   deferral.
Distributions  paid  by a Portfolio  from  net  capital
gains,  whether  received  in  cash  or  reinvested  in
additional shares, are taxable as a capital gain.   The
capital gain holding period is determined by the length of time the Portfolio has held the security and not the length of time you have held shares in the Portfolio.
Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

      Dividends  are usually distributed quarterly  and
capital gains, if any, are usually distributed annually
in  December.   When  a dividend  or  capital  gain  is
distributed, a Portfolio's net asset value decreases by
the  amount  of  the payment.  If you  purchase  shares
shortly  before a distribution, you will be subject  to
income taxes on the distribution, even though the value
of your investment (plus cash received, if any) remains
the  same.  All dividends or capital gain distributions
will automatically be reinvested in Portfolio shares at
the  then prevailing net asset value unless an investor
specifically  requests that dividends or capital  gains
or  both  be  paid  in cash.  The election  to  receive
dividends  or reinvest them may be changed  by  writing
to:   ICAP Funds, Inc., c/o Sunstone Investor Services,
LLC,  P.O.  Box 2160, Milwaukee, Wisconsin  53201-2160.
For  overnight deliveries, please use 207 East  Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712.
Such  notice must be received at least five days  prior
to  the  record  date of any dividend or  capital  gain
distribution.   Income  dividends  and   capital   gain
distributions received in cash may only be sent by wire if in amounts of $500 or more.

      If  you  do  not  furnish the Company  with  your
correct    social   security   number    or    taxpayer
identification  number,  or  if  required  by   another
section of the Code, the Company is required by federal
law   to   withhold  federal  income  tax   from   your
distributions and redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such laws on you.  There may be other federal, state or
local  tax  considerations applicable to  a  particular
investor.   You  are  urged to  consult  your  own  tax
advisor.


           DETERMINATION OF NET ASSET VALUE

      Each  Portfolio's net asset value  per  share  is
determined  as of the close of trading (generally  4:00
p.m., Eastern Standard Time, unless the NYSE closes  at
a  different  time) on each day the NYSE  is  open  for
business.  Purchase orders received or shares  tendered
for  redemption on a day the NYSE is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading  on the NYSE will be valued as of the close  of
trading   on  the  next  day  the  NYSE  is  open.    A
Portfolio's  net  asset value is  not  required  to  be
calculated on days during which a Portfolio receives no
orders  to  purchase shares and no shares are  tendered
for  redemption.   Net  asset value  is  calculated  by
taking  the fair value of the Portfolio's total assets,
including  interest or dividends accrued  but  not  yet
collected,  less  all liabilities and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per share.

      In  determining the net asset value, expenses are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day  and securities not listed on a national securities
exchange  or Nasdaq are valued at the most  recent  bid
prices.   Other  exchange traded securities  (generally
foreign securities) will be valued based on market quotations.

      Securities  quoted in foreign  currency  will  be
valued in U.S. dollars at the foreign currency exchange
rates  that  are prevailing at the time the  daily  net
asset  value per share is determined.  Although foreign
assets  are  valued in U.S. dollars on a  daily  basis,
foreign assets are not converted into U.S. dollars on a
daily  basis.   Foreign  currency  exchange  rates  are
generally  determined prior to the close of trading  on
the NYSE.  Occasionally, events affecting the value  of
foreign  investments  and  such  exchange  rates  occur
between  the time at which they are determined and  the
close  of  trading on the NYSE.  Such events would  not
normally   be  reflected  in  the  calculation   of   a
Portfolio's  net asset value on that  day.   If  events
that  materially  affect  the value  of  a  Portfolio's
foreign  investments or the foreign  currency  exchange
rates occur during such period, the investments will be
valued at their fair value as determined in good  faith
by  or under the direction of the Board of Directors of
the Company.  Certain of the securities holdings of the
Portfolios may, from time to time, be listed  primarily
on  foreign  exchanges that trade on  other  days  than
those  on  which  the NYSE is open for business  (i.e.,
Saturday).   As a result, the net asset  value  of  the
applicable Portfolio may be significantly affected by such trading on days when investors cannot effect transactions in their accounts.

      Debt  securities are valued by a pricing  service
that utilizes electronic data processing techniques  to
determine values for normal institutional-sized trading
units   of  debt  securities  without  regard  to   the
existence  of sale or bid prices when such  values  are
believed  to more accurately reflect the fair value  of
such  securities; otherwise, actual sale or bid  prices
are  used.   Any securities or other assets  for  which
market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or its delegate. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost and, thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the value of the security. Regardless of the method employed to value a particular security, all valuations are subject to review by the Company's Board of Directors or its delegate who may determine the fair value of a security pursuant to the Company's pricing procedures.

                  SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a report showing the Portfolio's or Portfolios' holdings and annually after the close of the Company's fiscal year, which ends December 31, with an annual report containing audited financial statements. In addition, an individual account statement will be sent to you by the Transfer Agent at least quarterly. You will also receive an annual statement after the end of the calendar year listing all transactions in shares of the Portfolios during such year.

      If you have questions about your account(s), the Portfolios or the Company, you should call the Transfer
Agent  at  1-888-221-ICAP (1-888-221-4227) or write  to
ICAP  Funds, Inc., c/o Sunstone Investor Services, LLC,
P.O. Box 2160, Milwaukee, Wisconsin 53201-2160.


               FINANCIAL INTERMEDIARIES

      Broker/dealers, financial institutions and  other
financial   intermediaries  that  have   entered   into
agreements  with ICAP may enter purchase or  redemption
orders  on behalf of their customers.  If you  purchase
or  redeem  shares of a Portfolio through  a  financial
intermediary,   certain  features  of   the   Portfolio
relating  to such transactions may not be available  or
may  be  modified in accordance with the terms  of  the
intermediaries'  agreement  with  ICAP.   In  addition,
certain  operational policies of a Portfolio, including
those  related to settlement and dividend accrual,  may
vary  from  those applicable to direct shareholders  of
the  Portfolio  and may vary among intermediaries.   We
urge  you  to  consult your financial intermediary  for
more information regarding these matters.  In addition,
a  Portfolio  may  pay, directly or indirectly  through
arrangements   with   ICAP,   amounts   to    financial
intermediaries that provide transfer agent and/or other
administrative  services relating to the  Portfolio  to
their  customers provided, however, that the  Portfolio
will   not   pay   more  for  these  services   through
intermediary  relationships  than  it  would   if   the
intermediaries'  customers were direct shareholders  in
the  Portfolio.   Certain financial intermediaries  may
charge a commission or other transaction fee for their services. You will not be charged for such fees if you purchase or redeem your Portfolio shares directly from a Portfolio without the intervention of a financial intermediary.


                     ORGANIZATION

       The   Company  was  organized  as   a   Maryland
corporation  on  November  1,  1994.   The  Company  is
authorized to issue 200,000,000, $.01 par value shares,
in  addition to the 100,000,000, $.01 par value  shares
of the Discretionary Equity Portfolio, the 100,000,000,
$.01  par  value  shares of the Equity  Portfolio,  the
50,000,000, $.01 par value shares of the Select  Equity
Portfolio and the 50,000,000, $.01 par value shares  of
the Euro Select Portfolio.  The assets belonging to the
Discretionary  Equity, Equity, Select Equity  and  Euro
Select Portfolios are held separately by the Custodian,
and  if  the  Company were to issue additional  series,
each  additional series would be held  separately.   In
effect, each series is a separate portfolio.

     Each share, irrespective of Portfolio, is entitled
to  one  vote  on  all questions, except  that  matters
affecting  only one Portfolio are voted  upon  only  by
that  Portfolio.   Shares  have  non-cumulative  voting
rights,  which means that the holders of more than  50%
of the shares voting for the election of directors can elect all of the directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

      The  Company  will  not hold annual  shareholders
meetings  except when required by the  1940  Act.   The
Company has adopted procedures in its Bylaws for the removal of directors by the shareholders as well as by the Board of Directors. As of November 30, 1997, no person owned a controlling interest in the Company.

           ADMINISTRATOR AND FUND ACCOUNTANT

      Pursuant to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee,  Wisconsin 53202, calculates the  daily  net
asset    value   of   each   Portfolio   and   provides
administrative   services  (which   include   clerical,
compliance  and regulatory services such as filing  all
federal income and excise tax returns and state  income
tax   returns,   assisting  with  regulatory   filings,
preparing  financial statements and monitoring  expense
accruals).    For  the  foregoing,  the   Administrator
receives from the Portfolios a fee, computed daily  and
payable  monthly  based  on  each  Portfolio's  average
annual net assets at the annual rate of .175 of  1%  on
the   first  $50,000,000,  .10  of  1%  on   the   next
$50,000,000, .05 of 1% on the next $150,000,000 and .03
of 1% on average annual net assets in excess of $250,000,000, subject to an annual aggregate minimum from all Portfolios of $230,000, plus out-of-pocket expenses.


             CUSTODIAN AND TRANSFER AGENT

      UMB Bank, n.a., 928 Grand Boulevard, Kansas City,
Missouri   64141-6226  acts  as   Custodian   of   each
Portfolio's  assets.  Sunstone Investor Services,  LLC,
207  East  Buffalo Street, Suite 315,  P.O.  Box  2160,
Milwaukee,  Wisconsin  53201-2160  acts  as   Dividend-
Disbursing and Transfer Agent for the Portfolios.


           COMPARISON OF INVESTMENT RESULTS

     Each Portfolio may, from time to time, compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature and advertisements. The results may be calculated on the basis of average annual total return, total return or cumulative total return.

      All  total return figures assume the reinvestment
of  all dividends and measure the net investment income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying  investments  in  each  Portfolio   over   a
specified period of time.  Average annual total  return
figures  are  annualized  and therefore  represent  the
average  annual  percentage change over  the  specified
period.   Total  return figures are not annualized  and
represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Portfolio's performance over a stated period of time.

      Average  annual  total return, total  return  and
cumulative  total return are based upon the  historical
results  of  each  Portfolio and  are  not  necessarily
representative  of  the  future  performance   of   the
respective     Portfolio.     Additional    information
concerning the performance of the Discretionary Equity and Equity Portfolios appears in the Annual and Semi-
Annual  Report of the Discretionary Equity  and  Equity
Portfolios, a copy of which may be obtained without charge by calling or writing to the Company. Since, as of the date hereof, the Select Equity and Euro Select
Portfolios have not commenced operations, performance information is not yet available for such Portfolios.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus with respect to any Portfolio, including the
Statement    of    Additional   Information,    without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS                        CUSTODIAN

Pamela H. Conroy                 UMB Bank, n.a.
Senior Vice President,           928 Grand Boulevard
Secretary and Director,          Kansas  City,  Missouri   64141-
Institutional Capital Corp.      6226

Dr. James A. Gentry
Professor of Finance,            DIVIDEND-DISBURSING AND
University of Illinois           TRANSFER AGENT

Joseph A. Hays                   Sunstone Investor Services, LLC
Retired Vice                     P.O. Box 2160
President/Corporate Relations,   Milwaukee, Wisconsin 53201-2160
Tribune Company

Robert H. Lyon
President, Chief Investment      ADMINISTRATOR AND FUND
Officer and Director,            ACCOUNTANT
Institutional Capital Corp.
                                 Sunstone Financial Group, Inc.
Gary S. Maurer                   207  East Buffalo Street,
Executive  Vice  President  and  Suite 400
Director,                        Milwaukee, Wisconsin 53202-5712
Institutional Capital Corp.

Harold W. Nations
Partner, Holleb & Coff           AUDITORS

Donald D. Niemann                Coopers & Lybrand L.L.P.
Executive  Vice  President  and  411 East Wisconsin Avenue
Director,                        Milwaukee,   Wisconsin    53202-9905
Institutional Capital Corp.

Barbara C. Schanmier
Senior Vice President and        LEGAL COUNSEL
Director,
Institutional Capital Corp.      Godfrey & Kahn, S.C.
                                 780 North Water Street
                                 Milwaukee,   Wisconsin    53202-3590
OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary


INVESTMENT ADVISER

Institutional Capital Corporation
225  West  Wacker Drive,  Suite 2400
Chicago, Illinois  60606-1229

              STATEMENT OF ADDITIONAL INFORMATION

                        ICAP FUNDS, INC.

              ICAP Discretionary Equity Portfolio
                     ICAP Equity Portfolio
             ICAP Select Equity Portfolio
           ICAP Euro Select Equity Portfolio

               225 West Wacker Drive, Suite 2400
                    Chicago, Illinois 60606

                         1-888-221-ICAP
                        (1-888-221-4227)


      This Statement of Additional Information is not a
prospectus and should be read in conjunction  with  the
Prospectus  of ICAP Funds, Inc. (the "Company"),  dated
December  31,  1997.   Requests  for  copies   of   the
Prospectus should be made by writing to the Company at the address listed above; or by calling 1-888-221-ICAP.



This Statement of Additional Information is dated December 31, 1997.

                        ICAP FUNDS, INC.


                       TABLE OF CONTENTS


                                                         Page No.

INVESTMENT RESTRICTIONS                                         3

INVESTMENT POLICIES AND TECHNIQUES                              4

DIRECTORS AND OFFICERS                                         13

PRINCIPAL SHAREHOLDERS                                         16

INVESTMENT ADVISER                                             17

PORTFOLIO TRANSACTIONS AND BROKERAGE                           18

CUSTODIAN                                                      19

DIVIDEND-DISBURSING AND TRANSFER AGENT                         19

TAXES                                                          20

DETERMINATION OF NET ASSET VALUE                               21

SHAREHOLDER MEETINGS                                           21

PERFORMANCE INFORMATION                                        21

INDEPENDENT ACCOUNTANTS                                        23

FINANCIAL STATEMENTS                                           23


APPENDIX A - BOND RATINGS                                     A-1


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional
Information and the Prospectus dated December 31, 1997, and if given or made, such information or representations may not be relied upon as having been authorized by the Company.

This Statement of Additional Information does not constitute an offer to sell securities.

                INVESTMENT RESTRICTIONS

       The   investment  objective  of  both  the  ICAP
Discretionary   Equity  Portfolio  (the  "Discretionary
Equity  Portfolio") and the ICAP Equity Portfolio  (the
"Equity Portfolio") is to seek a superior total  return
with  only  a moderate degree of risk.  This investment
objective  is  relative  to and  measured  against  the
Standard  &  Poor's 500 Stock Index ("S&P  500").   The
investment   objective  of  the  ICAP   Select   Equity
Portfolio (the "Select Equity Portfolio") is to seek  a
superior  total return.  This investment  objective  is
relative  to  and measured against the  S&P  500.   The
investment objective of the Euro Select Portfolio is to
seek a superior total return with income as a secondary
objective.   This investment objective is  relative  to
and   measured  against  the  Morgan  Stanley   Capital
International  Euro  Index  (the  "Euro  Index").   The
investment objective and policies of each Portfolio are
described in detail in the Prospectus under the caption
"INVESTMENT OBJECTIVES AND POLICIES."  The following is
a   complete   list  of  each  Portfolio's  fundamental
investment limitations which cannot be changed without shareholder approval.

     Neither the Discretionary Equity Portfolio nor the
Equity Portfolio may:

           1.  With respect to 75% of its total assets,
     purchase   securities  of   any   issuer   (except
     securities  issued  or  guaranteed  by  the   U.S.
     government   or   any  agency  or  instrumentality
     thereof) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

     No Portfolio may:

           2.   Borrow money, except that the Portfolio
     may  (i) borrow money from banks for temporary  or
     emergency  purposes (but not for leverage  or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible  under the Investment Company  Act  of
     1940,  as  amended  (the "1940  Act"),  which  may
     involve a borrowing, provided that the combination
     of  (i)  and (ii) shall not exceed 33 1/3% of  the
     value  of  the Portfolio's total assets (including
     the   amount   borrowed),  less  the   Portfolio's
     liabilities (other than borrowings).

          3.  Act as an underwriter of another issuer's
     securities,   except  to  the  extent   that   the
     Portfolio  may  be  deemed to  be  an  underwriter
     within the meaning of the Securities Act of  1933,
     as  amended  (the "Securities Act"), in connection
     with   the   purchase   and  sale   of   portfolio
     securities.

           4.   Make  loans  to other  persons,  except
     through   (i)  the  purchase  of  debt  securities
     permissible   under  the  Portfolio's   investment
     policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Portfolio if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of such Portfolio's total assets.

           5.   Purchase  or sell physical  commodities
     unless  acquired  as  a  result  of  ownership  of
     securities  or other instruments (but  this  shall
     not  prevent  the  Portfolio  from  purchasing  or
     selling  options,  futures  contracts,  or   other
     derivative  instruments,  or  from  investing   in
     securities or other instruments backed by physical commodities).

           6.   Purchase  or  sell real  estate  unless
     acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Portfolio from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

            7.   Issue  senior  securities,  except  as
     permitted under the 1940 Act.

          8. Purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

      With  the exception of the investment restriction
set out in item 2 above, if a percentage restriction is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.

      The following investment policies may be changed by the Board of Directors of the Company (the "Board of Directors") without shareholder approval.

     No Portfolio may:

            1.    Sell  securities  short,  unless  the
     Portfolio   owns  or  has  the  right  to   obtain
     securities  equivalent in kind and amount  to  the
     securities   sold   short,   and   provided   that
     transactions   in   options,  futures   contracts,
     options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

           2.   Purchase  securities on margin,  except
     that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

           3.   Invest in illiquid securities if, as  a
     result  of  such investment, more than 5%  of  the
     Portfolio's  net  assets  would  be  invested   in
     illiquid securities.

          4. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

           5.   Enter into option contracts or  futures
     contracts (including options on futures contracts) or forward contracts (with respect to the Euro
     Select Portfolio only) if more than 30% of the Portfolio's net assets would be represented by such contracts.

           6.   Enter into futures contracts or options
     on futures contracts if more than 5% of the Portfolio's net assets would be committed to initial margin deposits and premiums on such contracts.

            7.   Purchase  securities  when  borrowings
     exceed 5% of its total assets.


          INVESTMENT POLICIES AND TECHNIQUES

       The   following   information  supplements   the
discussion of the investment objectives, policies and techniques of the Portfolios, as described in the Prospectus under the same caption.

Illiquid Securities

      The  Portfolios may invest in illiquid securities
(i.e.,  securities  that are not  readily  marketable).
For  purposes of this restriction, illiquid  securities
include,  but are not limited to, restricted securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws), securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities   Act   and   repurchase   agreements   with
maturities  in  excess  of  seven  days.   However,   a
Portfolio will not acquire illiquid securities if, as a
result, such securities would comprise more than 5%  of
the value of such Portfolio's net assets.  The Board of
Directors or its delegate has the ultimate authority to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 5% limitation.  The Board
of  Directors  has  delegated to Institutional  Capital
Corporation  ("ICAP") the day-to-day  determination  of
the liquidity of any security, although it has retained
oversight   and   ultimate  responsibility   for   such
determinations.    Although  no  definitive   liquidity
criteria  are used, the Board of Directors has directed
ICAP  to look to such factors as (i) the nature of  the
market  for  a  security (including  the  institutional
private  resale  market), (ii)  the  terms  of  certain
securities  or  other  istruments  allowing  for   the
disposition  to  a  third party or the  issuer  thereof
(e.g.,   certain  repurchase  obligations  and   demand
instruments),   (iii)   the  availability   of   market
quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

       Restricted  securities  may  be  sold  only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration is required, a Portfolio may be  obligated
to  pay all or part of the registration expenses and  a
considerable period may elapse between the time of  the
decision  to  sell  and the time the Portfolio  may  be
permitted   to  sell  a  security  under  an  effective
registration  statement.  If,  during  such  a  period,
adverse   market  conditions  were  to   develop,   the
Portfolio might obtain a less favorable price than that
which  prevailed  when it decided to sell.   Restricted
securities  will be priced at fair value as  determined
in  good  faith  by  the  Board  of  Directors  or  its
delegate.   If, through the appreciation of  restricted
securities   or   the  depreciation   of   unrestricted
securities,  a Portfolio should be in a position  where
more  than  5%  of  the value of  its  net  assets  are
invested  in illiquid securities, including  restricted
securities  which  are  not  readily  marketable,   the
affected Portfolio will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

      The  Discretionary Equity, Select Equity and Euro
Select  Portfolios  may  invest  up  to  35%  of  their
respective  total  assets in cash and short-term  fixed
income  securities, while the Equity Portfolio  intends
to  be fully invested at all times and accordingly will
only hold cash or short-term fixed income securities to
meet    anticipated   redemption   requests,    pending
investment  and  to pay expenses which,  in  any  case,
generally will not exceed 5% of its total assets.   The
Equity Portfolio may, however, temporarily exceed  this
5%   limitation,  but  only  in  circumstances  pending
investment  and  only for short periods  of  time.   In
addition,  when  ICAP believes that  market  conditions
warrant,  the Discretionary Equity, Select  Equity  and
Euro  Select Portfolios may invest up to 100% of  their
respective   total  assets  in  such   securities   for
temporary defensive purposes. Short-term fixed income securities are defined to include, without limitation, the following:

           1.   U.S.  government securities,  including
     bills,  notes and bonds differing as  to  maturity
     and rates of interest, which are either issued  or
     guaranteed   by   the  U.S.   Treasury   or   U.S.
     governmental agencies or instrumentalities.   U.S.
     government  agency  securities include  securities
     issued  by (a) the Federal Housing Administration,
     Farmers Home Administration, Export-Import Bank of
     the  United  States, Small Business Administration
     and  the Government National Mortgage Association,
     whose  securities are supported by the full  faith
     and  credit of the United States; (b) the  Federal
     Home Loan Banks, Federal Intermediate Credit Banks
     and   the   Tennessee  Valley   Authority,   whose
     securities  are  supported by  the  right  of  the
     agency  to borrow from the U.S. Treasury; (c)  the
     Federal   National  Mortgage  Association,   whose
     securities  are  supported  by  the  discretionary
     authority  of  the  U.S.  government  to  purchase
     certain    obligations   of    the    agency    or
     instrumentality;   and  (d)   the   Student   Loan
     Marketing   Association,  whose   securities   are
     supported  only  by its credit.   While  the  U.S.
     government provides financial support to such U.S.
     government-sponsored          agencies          or
     instrumentalities, no assurance can be given  that
     it  always will do so since it is not so obligated
     by  law.   The  U.S. government, its agencies  and
     instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

           2.   Certificates of deposit issued  against
     funds deposited in a U.S. or foreign bank (and its
     subsidiaries and branches) or a U.S.  savings  and
     loan  association.  Such certificates  are  for  a
     definite period of time, earn a specified rate  of
     return  and  are  normally  negotiable.   If  such
     certificates  of deposit are non-negotiable,  they
     will  be  considered illiquid  securities  and  be
     subject  to  the  Portfolios'  5%  restriction  on
     investments  in illiquid securities.  Pursuant  to
     the  certificate of deposit, the issuer agrees  to
     pay  the  amount  deposited plus interest  to  the
     bearer  of  the certificate on the date  specified
     thereon.   Under  current  FDIC  regulations,  the
     maximum   insurance  payable   as   to   any   one
     certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Portfolio may not be fully insured.

          3. Bank time deposits, which are monies kept on deposit with U.S. or foreign banks (and their subsidiaries and branches) or U.S. savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

           4.   Bankers' acceptances, which are  short-
     term credit instruments used to finance commercial
     transactions.  Generally, an acceptance is a  time
     draft  drawn  on  a  bank by  an  exporter  or  an
     importer to obtain a stated amount of funds to pay
     for  specific  merchandise.   The  draft  is  then
     "accepted"   by   a   bank   that,   in    effect,
     unconditionally guarantees to pay the  face  value
     of  the  instrument  on its  maturity  date.   The
     acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

           5.   Commercial paper, which are  short-term
     unsecured  promissory  notes,  including  variable
     rate master demand notes issued by corporations to
     finance  their current operations.  Master  demand
     notes  are  direct lending arrangements between  a
     Portfolio   and  a  corporation.   There   is   no
     secondary market for the notes.  However, they are
     redeemable  by the Portfolios at any  time.   ICAP
     will  consider  the  financial  condition  of  the
     corporation (e.g., earning power, cash  flow,  and
     other  liquidity  ratios)  and  will  continuously
     monitor the corporation's ability to meet  all  of
     its  financial obligations, because a  Portfolio's
     liquidity  might  be impaired if  the  corporation
     were  unable  to  pay principal  and  interest  on
     demand.   Investments in commercial paper will  be
     limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of ICAP, of comparable quality.

            6.   Repurchase  agreements  which  involve
     purchases of debt securities.  In such an  action,
     at the time a Portfolio purchases the security, it
     simultaneously agrees to resell and redeliver  the
     security  to  the seller, who also  simultaneously
     agrees  to buy back the security at a fixed  price
     and  time.  This assures a predetermined yield for
     the  Portfolio during its holding period since the
     resale  price is always greater than the  purchase
     price  and  reflects an agreed-upon  market  rate.
     Such   actions  afford  an  opportunity  for   the
     Portfolio  to  invest temporarily available  cash.
     The   Portfolios   may   enter   into   repurchase
     agreements only with respect to obligations of the
     U.S.      government,     its     agencies      or
     instrumentalities;  certificates  of  deposit;  or
     bankers  acceptances in which the  Portfolios  may
     invest.   Repurchase agreements may be  considered
     loans   to  the  seller,  collateralized  by   the
     underlying securities.  The risk to the Portfolios
     is limited to the ability of the seller to pay the
     agreed-upon  sum on the repurchase  date;  in  the
     event   of   default,  the  repurchase   agreement
     provides  that the affected Portfolio is  entitled
     to  sell the underlying collateral.  If the  value
     of  the collateral declines after the agreement is
     entered  into, however, and if the seller defaults
     under a repurchase agreement when the value of the
     underlying  collateral is less than the repurchase
     price,  the Portfolio could incur a loss  of  both
     principal  and interest.  ICAP monitors the  value
     of  the  collateral  at the  time  the  action  is
     entered  into and at all times during the term  of
     the  repurchase agreement.  ICAP  does  so  in  an
     effort   to  determine  that  the  value  of   the
     collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio.
     If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Portfolio to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.



When-Issued Securities

      The  Portfolios may from time to time and without
limitation   purchase  securities  on  a  "when-issued"
basis.   The price of securities purchased on  a  when-
issued  basis  is fixed at the time the  commitment  to
purchase  is  made, but delivery and  payment  for  the
securities  take place at a later date.  Normally,  the
settlement date occurs within 45 days of the  purchase.
During  the period between the purchase and settlement,
no  payment is made by the Portfolio to the issuer  and
no  interest is accrued on debt securities or  dividend
income   is  earned  on  equity  securities.    Forward
commitments involve a risk of loss if the value of  the
security  to  be  purchased  declines  prior   to   the
settlement date, which risk is in addition to the  risk
of decline in value of the applicable Portfolio's other
assets.  While when-issued securities may be sold prior
to  the  settlement  date,  the  Portfolios  intend  to
purchase  such securities with the purpose of  actually
acquiring  them.   At  the time a Portfolio  makes  the
commitment  to  purchase a security  on  a  when-issued
basis,  it will record the transaction and reflect  the
value  of  the  security in determining its  net  asset
value.   The Portfolios do not believe that  net  asset
value will be adversely affected by purchases of securities on a when-issued basis.

     The Portfolios will maintain cash and other liquid
assets  equal  in value to commitments for  when-issued
securities.  When the time comes to pay for when-issued
securities,  each Portfolio will meet  its  obligations
from  then  available cash flow, sale of the securities
held  in the separate account described above, sale  of
other  securities  or,
although it would  not  normally
expect  to  do  so,  from the sale of  the  when-issued
securities  themselves (which may have a  market  value
greater   or   less   than  the   Portfolio's   payment
obligation).




Non-Investment Grade Debt Securities "Junk Bonds"

      The  Portfolios may invest up to 5% of their  net
assets  in  junk  bonds.  Junk bonds,  while  generally
offering higher yields than investment grade securities
with   similar   maturities,  involve  greater   risks,
including  the  possibility of default  or  bankruptcy.
They  are  regarded as predominantly  speculative  with
respect  to  the issuer's capacity to pay interest  and
repay  principal.   The special risk considerations  in
connection  with  investments in these  securities  are
discussed  below.   Refer  to  the  Appendix  of   this
Statement of Additional Information for a discussion of securities ratings.

      Effect  of  Interest Rates and Economic  Changes.
The  junk bond market is relatively new and its  growth
has paralleled a long economic expansion.  As a result,
it  is  not  clear  how  this market  may  withstand  a
prolonged  recession  or economic  downturn.   Such  an
economic downturn could severely disrupt the market for and adversely affect the value of such securities.

        All   interest-bearing   securities   typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
values   of  junk  bond  securities  tend  to   reflect
individual  corporate developments to a greater  extent
than  do higher-rated securities, which react primarily
to fluctuations in the general level of interest rates.
Junk bond securities also tend to be more sensitive  to
economic  conditions than are higher-rated  securities.
As  a  result, they generally involve more credit risks
than securities in the higher-rated categories.  During
an  economic downturn or a sustained period  of  rising
interest  rates, highly leveraged issuers of junk  bond
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.   The risk of loss due to  default  by  an
issuer  of  these  securities is significantly  greater
than  issuers  of higher-rated securities because  such
securities  are  generally  unsecured  and  are   often
subordinated  to  other  creditors.   Further,  if  the
issuer of a junk bond security defaulted, a Portfolio might incur additional expenses to seek recovery.
Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Portfolio's net asset value.

      As  previously stated, the value of a  junk  bond
security  will generally decrease in a rising  interest
rate market and, accordingly, so will a Portfolio's net
asset value.  If a Portfolio experiences unexpected net
redemptions  in  such a market, it  may  be  forced  to
liquidate a portion of its portfolio securities without
regard  to their investment merits.  Due to the limited
liquidity of junk bond securities, a Portfolio  may  be
forced  to  liquidate these securities at a substantial
discount.   Any  such  liquidation  would  reduce   the
Portfolio's asset base over which expenses could be allocated and could result in a reduced rate of return for the Portfolio.

       Payment   Expectations.   Junk  bond  securities
typically   contain  redemption,  call  or   prepayment
provisions  which permit the issuer of such  securities
containing such provisions to redeem the securities  at
its  discretion.   During periods of  falling  interest
rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower yielding security, which could result in a lower return for the Portfolio.

      Credit Ratings.  Credit ratings issued by credit-
rating  agencies evaluate the safety of  principal  and
interest  payments of rated securities.  They  do  not,
however,  evaluate the market value risk of  junk  bond
securities  and, therefore, may not fully  reflect  the
true  risks  of  an  investment.  In  addition,  credit
rating agencies may or may not make timely changes in a
rating  to  reflect changes in the economy  or  in  the
condition  of the issuer that affect the value  of  the
security.   Consequently, credit ratings are used  only
as  a  preliminary  indicator  of  investment  quality.
Investments  in  junk  bond  securities  will  be  more
dependent on ICAP's credit analysis than would  be  the
case   with   investments   in  investment-grade   debt
securities.   ICAP employs its own credit research  and
analysis,  which  includes a study  of  existing  debt,
capital structure, ability to service debt and  to  pay
dividends,   the  issuer's  sensitivity   to   economic
conditions, its operating history and the current trend
of    earnings.    ICAP   continually   monitors   each
Portfolio's investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

      Liquidity  and Valuation.  A Portfolio  may  have
difficulty  disposing of certain junk  bond  securities
because  there  may be a thin trading market  for  such
securities.   Because not all dealers maintain  markets
in  all  junk  bond securities there is no  established
retail  secondary market for many of these  securities.
The Portfolios anticipate that such securities could be
sold   only   to  a  limited  number  of   dealers   or
institutional  investors.  To the  extent  a  secondary
trading  market  does  exist, it is  generally  not  as
liquid   as   the  secondary  market  for  higher-rated
securities.  The lack of a liquid secondary market  may
have  an  adverse  impact on the market  price  of  the
security.   The lack of a liquid secondary  market  for
certain securities may also make it more difficult  for
a  Portfolio  to obtain accurate market quotations  for
purposes  of valuing the Portfolio.  Market  quotations
are  generally available on many junk bond issues  only
from   a   limited  number  of  dealers  and  may   not
necessarily  represent firm bids  of  such  dealers  or
prices  for  actual  sales.   During  periods  of  thin
trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

Derivative Instruments

      In  General.   The Portfolios may use  derivative
instruments  for  any  lawful purpose  consistent  with
their  respective investment objectives such as hedging
or  managing risk, but not for speculation.  Derivative
instruments are commonly defined to include  securities
or  contracts whose value depend on (or "derive"  from)
the  value  of  one  or  more  other  assets,  such  as
securities,  currencies or commodities.   These  "other
assets"   are   commonly  referred  to  as  "underlying
assets."

      A derivative instrument generally consists of, is
based  upon  or  exhibits  characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives   include  forward   contracts   and   swap
contracts as well as exchange-traded futures.   Option-
based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder  pays  the  premium  at  inception  and  has  no
further financial obligation.  The holder of an option-
based  derivative generally will benefit from favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

      A  forward  is a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

       Hedging.   The  Portfolios  may  use  derivative
instruments to protect against possible adverse changes
in   the  market  value  of  securities  held  in,   or
anticipated to be held in, their respective portfolios.
Derivatives may also be used by the Portfolios to "lock-
in"  realized  but unrecognized gains in the  value  of
portfolio    securities.    Hedging   strategies,    if
successful,  can reduce the risk of loss by  wholly  or
partially offsetting the negative effect of unfavorable
price   movements  in  the  investments  being  hedged.
However,   hedging  strategies  can  also  reduce   the
opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

      Managing  Risk.   The  Portfolios  may  also  use
derivative  instruments to manage the  risks  of  their
respective assets.  Risk management strategies include,
but  are  not  limited  to, facilitating  the  sale  of
portfolio  securities, managing the effective  maturity
or  duration  of debt obligations held, establishing  a
position in the derivatives markets as a
substitute for
buying  or  selling certain securities or  creating  or
altering  exposure to certain asset  classes,  such  as
equity,  debt  and  foreign  securities.   The  use  of
derivative  instruments may provide a  less  expensive,
more  expedient or more specifically focused way for  a
Portfolio   to  invest  than  "traditional"  securities
(i.e., stocks or bonds) would.

       Exchange   or   OTC   Derivatives.    Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than   that   of   a   particular  counterparty.    OTC
transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

      Risks  and  Special Considerations.  The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying  asset  can  expose a Portfolio  to  losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors,   particularly  ICAP's  ability   to   predict
movements of the securities, currencies and commodities
markets,   which   requires   different   skills   than
predicting   changes  in  the  prices   of   individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage  in  a derivative transaction  will  reflect
ICAP's  judgment  that the derivative transaction  will
provide  value to a Portfolio and its shareholders  and
is   consistent   with   the  Portfolio's   objectives,
investment  limitations  and  operating  policies.   In
making such a judgment, ICAP will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Portfolio's entire portfolio and investment objective.

      (2)  Credit Risk.  The Portfolios will be subject
to the risk that a loss may be sustained as a result of
the  failure of a counterparty to comply with the terms
of  a derivative instrument.  The counterparty risk for
exchange-traded  derivative  instruments  is  generally
less  than  for privately-negotiated or OTC  derivative
instruments,  since generally a clearing agency,  which
is  the  issuer or counterparty to each exchange-traded
instrument,  provides a guarantee of performance.   For
privately-negotiated instruments, there is  no  similar
clearing  agency  guarantee.  In all transactions,  the
Portfolios  will  bear the risk that  the  counterparty
will  default, and this could result in a loss  of  the
expected  benefit  of  the derivative  transaction  and
possibly   other   losses  to  the   Portfolios.    The
Portfolios  will enter into transactions in  derivative
instruments   only   with  counterparties   that   ICAP
reasonably believes are capable of performing under the contract.

       (3)    Correlation  Risk.   When  a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged) can result from an imperfect correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of  a  derivative
instrument  and  price movements of  investments  being
hedged.   For  example, if the value  of  a  derivative
instrument  used in a short hedge (such  as  writing  a
call  option, buying a put option or selling a  futures
contract) increased by less than the decline  in  value
of  the  hedged  investments, the hedge  would  not  be
perfectly correlated.  Such a lack of correlation might
occur  due  to  factors unrelated to the value  of  the
investments being hedged, such as speculative or  other
pressures on the markets in which these instruments are
traded.   The effectiveness of hedges using instruments
on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold,  closed  out  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.    A  Portfolio  might  be   required   by
applicable  regulatory requirements to maintain  assets
as  "cover,"  maintain
segregated accounts and/or  make
margin  payments when it takes positions in  derivative
instruments  involving  obligations  to  third  parties
(i.e.,  instruments other than purchased options).   If
the Portfolio is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured or is closed out.
The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Portfolios.

      (5)   Legal Risk.  Legal risk is the risk of loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

       (6)    Systemic   or   "Interconnection"   Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

       General  Limitations.   The  use  of  derivative
instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission
("CFTC") and various state regulatory authorities.

      The Company has filed a notice of eligibility for
exclusion  from  the definition of the term  "commodity
pool  operator" with the CFTC and the National  Futures
Association,  which  regulate trading  in  the  futures
markets.    In  accordance  with  Rule   4.5   of   the
regulations  under  the Commodities Exchange  Act  (the
"CEA"),  the  notice of eligibility for the  Portfolios
includes  representations that the Portfolios will  use
futures  contracts and related options solely for  bona
fide  hedging  purposes  within  the  meaning  of  CFTC
regulations,  provided  that the  Portfolios  may  hold
other   positions  in  futures  contracts  and  related
options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of each Portfolio's net assets. Adherence to these guidelines does not, however, limit a Portfolio's risk to 5% of the Portfolio's assets. In addition to the foregoing guidelines, no Portfolio will enter into options, futures or options on futures transactions if more than 30% of the Portfolio's net assets would be committed to such instruments.

      The  SEC has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential for leveraging Portfolio assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of Portfolio assets, as defined under the 1940 Act, the SEC has stated that a Portfolio may use coverage or the segregation of the Portfolio's assets. The Portfolios will also set aside permissible liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

      In some cases, a Portfolio may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when a Portfolio uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, ICAP may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and by reference to the nature of the exposure arising from the assets set aside in the segregated account.

      Options.  The Portfolios may use options for  any
lawful   purpose   consistent  with  their   respective
investment objectives such as hedging or managing  risk
but  not  for speculation.  An option is a contract  in
which  the  "holder" (the buyer) pays a certain  amount
(the  "premium") to the "writer" (the seller) to obtain
the  right,  but not the obligation, to  buy  from  the
writer (in a "call") or sell to the writer (in a "put")
a  specific asset at an agreed upon price (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  The Portfolios may purchase (buy) or
write  (sell) put and call options on assets,  such  as
securities, currencies, commodities and indices of debt
and  equity securities ("underlying assets") and  enter
into  closing transactions with respect to such options
to terminate an existing position.  Options used by the
Portfolios  may include European, American and  Bermuda
style  options.   If an option is exercisable  only  at
maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The Portfolios may purchase (buy) and write (sell)
put   and   call   options  and  enter   into   closing
transactions with respect to such options to  terminate
an  existing  position.  The purchase of  call  options
serves as a long hedge, and the purchase of put options
serves  as a short hedge.  Writing put or call  options
can  enable the Portfolios to enhance income by  reason
of  the premiums paid by the purchaser of such options.
Writing  call options serves as a limited  short  hedge
because  declines in the value of the hedged investment
would  be  offset to the extent of the premium received
for  writing  the  option.  However,  if  the  security
appreciates  to a price higher than the exercise  price
of  the call option, it can be expected that the option
will  be  exercised and the affected Portfolio will  be
obligated to sell the security at less than its  market
value or will be obligated to purchase the security  at
a price greater than that at which the security must be
sold  under the option.  All or a portion of any assets
used as cover for OTC options written by the Portfolios
would  be  considered illiquid to the extent  described
under  "INVESTMENT POLICIES AND TECHNIQUES  -  Illiquid
Securities."  Writing put options serves as  a  limited
long hedge because increases in the value of the hedged
investment would be offset to the extent of the premium
received  for  writing  the option.   However,  if  the
security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the affected Portfolio will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.

     A Portfolio may effectively terminate its right or
obligation under an option by entering into  a  closing
transaction.   For example, a Portfolio  may  terminate
its  obligation under a call or put option that it  had
written  by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, a Portfolio may terminate a position  in  a
put  or  call  option it had purchased  by  writing  an
identical  put  or  call option; this  is  known  as  a
closing sale transaction.  Closing transactions  permit
the  Portfolio to realize the profit or limit the  loss
on   an  option  position  prior  to  its  exercise  or
expiration.

     The Portfolios may purchase or write both exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between  a  Portfolio  and  the  other  party  to   the
transaction  ("counter  party") (usually  a  securities
dealer   or  a  bank)  with  no  clearing  organization
guarantee. Thus, when a Portfolio purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

     The Portfolios' ability to establish and close out
positions  in  exchange-listed options depends  on  the
existence of a liquid market.  The Portfolios intend to
purchase  or  write only those exchange-traded  options
for  which  there
appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions  can  be  made for  OTC  options  only  by
negotiating directly with the counter party,  or  by  a
transaction in the secondary market if any such  market
exists.   Although the Portfolios will enter  into  OTC
options only with counter parties that are expected  to
be capable of entering into closing transactions, there
is  no  assurance that the Portfolios will in  fact  be
able to close out OTC options at favorable prices prior
to  expiration.   In  the event of  insolvency  of  the
counter party, the Portfolios might be unable to  close
out  an  OTC option position at any time prior  to  its
expiration.   If a Portfolio were unable  to  effect  a
closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

      The Portfolios may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

      The writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Futures Contracts.  The Portfolios may use futures
contracts for any lawful purpose consistent with  their
respective  investment objectives such as  hedging  and
managing  risk but not for speculation.  The Portfolios
may  enter  into futures contracts, including  interest
rate,  index and currency futures.  The Portfolios  may
also  purchase put and call options, and write  covered
put  and  call  options, on futures in which  they  are
allowed  to  invest.  The purchase of futures  or  call
options thereon can serve as a long hedge, and the sale
of  futures or the purchase of put options thereon  can
serve  as a short hedge.  Writing covered call  options
on  futures  contracts can serve  as  a  limited  short
hedge,  and  writing  covered put  options  on  futures
contracts  can serve as a limited long hedge,  using  a
strategy  similar  to  that used  for  writing  covered
options  in  securities.  The Portfolios'  hedging  may
include  purchases of futures as an offset against  the
effect of expected increases in currency exchange rates
and securities prices and sales of futures as an offset
against  the  effect of expected declines  in  currency
exchange  rates and securities prices.  The  Portfolios
may  also write put options on futures contracts  while
at  the  same time purchasing call options on the  same
futures  contracts in order to create  synthetically  a
long  futures  contract position.  Such  options  would
have the same strike prices and expiration dates.   The
Portfolios will engage in this strategy only when ICAP believes it is more advantageous than purchasing the futures contract.

      To the extent required by regulatory authorities,
the  Portfolios  may enter into futures contracts  that
are  traded  on  national  futures  exchanges  and  are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques  other than sales and purchases  of  futures
contracts   could  be  used  to  reduce  a  Portfolio's
exposure   to   market,  currency  or   interest   rate
fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g., a debt security) or currency  for  a
specified  price at a designated date, time and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase price is less than the original sale price,  a
Portfolio realizes a gain; if it is more, the Portfolio
realizes  a  loss.  Conversely, if the offsetting  sale
price  is  more  than the original  purchase  price,  a
Portfolio realizes a gain; if it is less, the Portfolio
realizes  a loss.  The transaction costs must  also  be
included  in  these  calculations.   There  can  be  no
assurance,  however, that a Portfolio will be  able  to
enter into an offsetting transaction with respect to  a
particular futures contract at a particular time.  If a
Portfolio  is  not  able to enter  into  an  offsetting
transaction, the Portfolio will continue to be required
to   maintain  the  margin  deposits  on  the   futures
contract.

      No  price is paid by the Portfolios upon entering
into a futures contract.  Instead, at the inception  of
a  futures contract, a Portfolio is required to deposit
in a segregated account with its custodian, in the name
of  the futures broker through whom the transaction was
effected, "initial margin," consisting of cash or other
liquid  assets, in an amount generally equal to 10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned  to  the Portfolio at the termination  of  the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but   rather  represents  a  daily  settlement   of   a
Portfolio's  obligations to or from a  futures  broker.
When  a Portfolio purchases an option on a future,  the
premium paid plus transaction costs is all that  is  at
risk.  In contrast, when a Portfolio purchases or sells
a  futures  contract  or writes a call  or  put  option
thereon, it is subject to daily variation margin  calls
that could be substantial in the event of adverse price
movements.  If the Portfolio has insufficient  cash  to
meet daily variation margin requirements, it might need
to  sell  securities  at a time  when  such  sales  are
disadvantageous.   Purchasers and  sellers  of  futures
positions  and  options  on  futures  can  enter   into
offsetting   closing   transactions   by   selling   or
purchasing,  respectively, an instrument  identical  to
the  instrument held or written.  Positions in  futures
and  options  on  futures may  be  closed  only  on  an
exchange  or  board of trade that provides a  secondary
market.   The  Portfolios intend to enter into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Portfolio were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

      Certain  characteristics of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators in the futures markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


                DIRECTORS AND OFFICERS

      The  Company was organized in October  1994  and,
prior  thereto, had no business history.  The directors
and  officers of the Company, together with information
as  to their principal business occupations during  the
last  five  years,
and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

*Robert  H.  Lyon,  President and  a  Director  of  the
Company (DOB 3/5/50).

     Mr.  Lyon  joined ICAP in 1988 and  has  been  the
     President, Chief Investment Officer and a Director
     of ICAP since 1992.  Since June 1996, Mr. Lyon has
     also  served as a member of the Board of  Trustees
     of   the  Nuveen  Investment  Trust,  an  open-end
     management  investment  company  which   currently
     offers    three   separate   taxable    investment
     portfolios, including the Nuveen Growth and Income
     Stock  Fund,  the Nuveen Balanced Stock  and  Bond
     Fund  and the Nuveen Balanced Municipal and  Stock
     Fund.   For the seven years prior to joining ICAP,
     Mr.  Lyon  was  an  Executive Vice  President  and
     Director of Research with Fred Alger Management in
     New  York.   Mr. Lyon graduated from  Northwestern
     University with a B.A. in economics and received his M.B.A. from the Wharton School of Finance.
     Mr. Lyon has served as President and a Director of the Company since its inception in December 1994.

*Pamela  H.  Conroy, Vice President,  Treasurer  and  a
Director of the Company (DOB 12/23/61).

     Ms.  Conroy has been the Senior Vice President  of
     ICAP  since  joining ICAP in  August  of  1994,  a
     Director of ICAP since March 1995 and Secretary of
     ICAP   since  September  1997.   As  Senior   Vice
     President,     her    responsibilities     include
     accounting,  systems,  communication  and  product
     development.   Prior to joining ICAP,  Ms.  Conroy
     worked  at  Northern Trust where she served  as  a
     Vice   President  and  worked  in  a  variety   of
     capacities   in  the  investments  and  securities
     processing  areas  over a nine year  period.   Ms.
     Conroy  earned  a  B.A.  from  the  University  of
     Illinois  and an M.M. from the Kellogg  School  of
     Management.   Ms.  Conroy  has  served   as   Vice
     President, Treasurer and a Director of the Company since its inception in December 1994.

*Donald  D.  Niemann, Vice President, Secretary  and  a
Director of the Company (DOB 2/27/43).

     Mr. Niemann was an original co-founder of ICAP and
     has  served as an Executive Vice President  and  a
     Director   of   ICAP  since   March   1993.    His
     responsibilities at ICAP include  stock  research,
     selection   and  proxy  analysis.    Mr.   Niemann
     received   a   B.A.  in  history  from   Princeton
     University  and an M.B.A. from Harvard University.
     He  is  a Chartered Financial Analyst (CFA).   Mr.
     Niemann has served as Vice President and Secretary of the Company since its inception in December
     1994, and as a Director of the Company since  July
     1995.

Dr.  James  A.  Gentry, a Director of the Company  (DOB
11/22/30).

     Dr.   Gentry,  who  joined  the  faculty  at   the
     University of Illinois in 1966, is a Professor  of
     Finance  of  the College of Commerce and  Business
     Administration at the University.   Since  joining
     the University, Dr. Gentry has served as Associate
     Dean  of  the  College  of Commerce  and  Business
     Administration and has authored numerous  articles
     and  chapters  in  books.  Currently,  he  teaches
     courses  in advanced financial management  and  an
     honors    course    that   provides    outstanding
     undergraduate  students with  the  opportunity  to
     interact  with leading corporate executives.   Dr.
     Gentry   received  an  A.B.  from  Indiana   State
     University, and an M.B.A. and D.B.A. from  Indiana
     University.   Dr. Gentry has served as a  Director
     of  the  Company since its inception  in  December
     1994.

Joseph A. Hays, a Director of the Company (DOB 6/3/30).

     Mr.   Hays   has   been  Vice  President/Corporate
     Relations for the Tribune Company, a diverse media
     company,  since April 1983.  Mr. Hays  received  a
     B.S. in journalism from Utah State University  and
     a  Bachelor  of Law from Indiana University.   Mr.
     Hays has served as a Director of the Company since
     July 1995.

*Gary  S.  Maurer,  a  Director  of  the  Company  (DOB
9/26/47).

     Mr. Maurer, who joined ICAP in 1972, has served as
     Executive  Vice President and a Director  of  ICAP
     since March of 1993.  His responsibilities include
     oversight  of quantitative research,  as  well  as
     performance   measurement   and   analysis.     In
     addition, Mr. Maurer is the director of ICAP's client service effort. Mr. Maurer received a B.A.
     in economics from Cornell University and an M.B.A.
     from the University of Chicago. Mr. Maurer has served as a Director of the Company since its inception in December 1994.

Harold  W.  Nations,  a Director of  the  Company  (DOB
3/14/54).

     Mr.  Nations  is a partner with the  law  firm  of
     Holleb  & Coff in Chicago, Illinois.  He has  been
     with  Holleb  & Coff since September  1997.   From
     March 1991 until September 1997, Mr. Nations was a
     partner  with the law firm of Shefsky  &  Froelich
     Ltd.  in  Chicago, Illinois.  For the seven  years
     prior thereto, Mr. Nations was associated with the
     firm of Skadden, Arps, Slate, Meagher & Flom.  Mr.
     Nations  received  a  B.S. in chemistry  from  the
     Georgia  Institute of Technology and a  J.D.  from
     Northwestern University Law School.   Mr.  Nations
     has served as a Director of the Company since its inception in December 1994.

*Barbara  C. Schanmier, a Director of the Company  (DOB
3/29/50).

     Ms. Schanmier, who joined ICAP in 1981, currently serves as Senior Vice President for Trading and is a Director of ICAP. Previously, Ms. Schanmier served as an investment officer and trader at Harris Trust & Savings Bank. Prior to that, Ms.
     Schanmier  served  as an equity  trader  at  First
     Wisconsin Trust. She studied accounting at the University of Wisconsin. Ms. Schanmier has served as a Director of the Company since its inception in December 1994.


      Except  for  Dr. James A. Gentry, Mr.  Harold  W.
Nations and Mr. Joseph A. Hays, the address of  all  of
the above persons is Institutional Capital Corporation,
225  West  Wacker Drive, Suite 2400, Chicago,  Illinois
60606.   Dr.  Gentry's  address is  the  University  of
Illinois,  419  Commerce West, 1206 South  6th  Street,
Champaign,  Illinois 61820-6271.  Mr. Nations'  address
is 55 East Monroe Street, Suite 4100, Chicago, Illinois
60603.   Mr.  Hays'  address is 1110 North  Lake  Shore
Drive, Apartment 24-South, Chicago, Illinois 60611.


     As of November 30, 1997, officers and directors of
the  Company  beneficially owned less than  1%  of  the
Discretionary   Equity  Portfolio's  then   outstanding
shares and less than 1% of the then outstanding shares of the Equity Portfolio. As of such date, officers and directors of the Company did not beneficially own any shares of the Select Equity or Euro Select Portfolios.
Directors and officers of the Company who are also officers, directors, employees or shareholders of ICAP do not receive any remuneration from the Portfolios for serving as directors or officers.


      The following table provides information relating to compensation paid to directors of the Company for their services as such for the fiscal year ended
December 31, 1997:


            Name          Cash             Other         Total
                      Compensation    Compensation(1)

Robert H. Lyon             $0                $0            $0
Pamela H. Conroy           $0                $0            $0
Donald D. Niemann          $0                $0            $0
Dr. James A. Gentry        $0           $15,000       $15,000
Joseph A. Hays             $0           $15,000       $15,000
Gary S. Maurer             $0                $0            $0
Harold W. Nations          $0           $15,000       $15,000
Barbara C. Schanmier       $0                $0            $0
All directors as  a        $0           $45,000       $45,000
group (8 persons)

_______________

(1)    Each  director who is not deemed an  "interested
 person,"  as defined in the 1940 Act, receives  $3,750
 worth of shares of common stock in the Portfolio or Portfolios of his choice for each board meeting such director attends. The board held 4 meetings during the year ended December 31, 1997.

                PRINCIPAL SHAREHOLDERS



      As of November 30, 1997, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of a Portfolio:

     Name and Address             Portfolio          No. Shares   Percentage



Marshall  & Ilsley Trust Co.  Discretionary Equity     252,564       5.96%
Trustee FBO Oil Gear Co.
1000 N. Water Street
Milwaukee, WI  53202


Bank  of America              Discretionary Equity     235,096       5.55%
Trustee FBO Presbyterian
Intercommunity Hospital
Defined Benefit Retirement
Plan
P.O. Box 3577
Terminal Anne
Los Angeles, CA  90051


Wendel  & Co.                 Discretionary Equity     696,178       16.43%
Trustee FBO Presbyterian
Intercommunity Hospital
c/o The Bank of New York
Mutual Funds Reorganization
Dept.
P.O. Box 1066
Wall Street Station
New York, NY  10268


Mitra  & Co.                  Discretionary Equity     274,305       6.47%
1000 N. Water Street
Attn:  Mutual Funds
Milwaukee, WI  53202


Northern  Trust Company       Discretionary Equity     316,880       7.48%
Trustee FBO Sun Times
Company Master Retirement
Trust
P. O. Box 92956
Chicago, IL  60675


Capinco                       Discretionary Equity     355,597       8.39%
Firstar Trust Company
P.O. Box 1787
Milwaukee, WI  53201

Charles Schwab & Co., Inc.          Equity             466,458      5.20%
Special Custody Account FBO
Customers
Mutual Funds
101 Montgomery Street
San Francisco, CA  94104


Pennsylvania State Education        Equity             454,953      5.07%
Association Pension Plan
400 North 3rd Street, Box 1724
Harrisburg, PA  17105




      As of November 30, 1997, no person owned a controlling interest in the Company. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company.


                  INVESTMENT ADVISER

      Institutional Capital Corporation ("ICAP") serves
as the investment adviser to the Portfolios pursuant to
an advisory agreement dated as of December 30, 1994, as
amended  (the "Advisory Agreement").  Mr. Lyon controls
ICAP and is the President, Chief Investment Officer and
a  director  of  ICAP.  Ms. Conroy is the  Senior  Vice
President, Secretary and a director of ICAP,  and  both
Mr.   Niemann   and  Mr.  Maurer  are  Executive   Vice
Presidents and directors of ICAP. Ms. Schanmier is a Senior Vice President and director of ICAP. Mr. Lyon owns 51% of ICAP.


      The  Advisory  Agreement as  it  relates  to  the
Discretionary Equity and Equity Portfolios is dated  as
of  December  30,  1994, while the  amendments  to  the
Advisory  Agreement to add the Select Equity  and  Euro
Select  Portfolios are dated as of December  31,  1997.
The Advisory Agreement has an initial term of two years
(with a December 30, 1994 or December 31, 1997 starting
point,  as  the  case may be) and  is  required  to  be
approved  annually thereafter by the Board of Directors
of  the  Company  or  by  vote of  a  majority  of  the
applicable  Portfolio's outstanding  voting  securities
(as defined in the 1940 Act).  Each annual renewal must
also  be  approved  by the vote of a  majority  of  the
Company's directors who are not parties to the Advisory
Agreement or interested persons of any such party, cast
in person at a meeting called for the purpose of voting
on such approval.  The Advisory Agreement as it relates
to  the Discretionary Equity and Equity Portfolios  was
initially  approved by the vote of a  majority  of  the
Company's  directors, including a majority of directors
who  were  not  parties to the agreement or  interested
persons of any such party, on December 6, 1994  and  by
the  initial shareholders of each Portfolio on December
14, 1994.  Most recently, the agreement was approved by
the  directors, including the disinterested  directors,
on  February 20, 1997.  The amendments to the  Advisory
Agreement  to  add the Select Equity  and  Euro  Select
Portfolios  were initially approved  by  a  vote  of  a
majority  of  the  Company's  directors,  including   a
majority  of  directors who were  not  parties  to  the
agreement  or interested persons of any such party,  on
November   13,   1997.   The  Advisory   Agreement   is
terminable, without penalty, on 60 days' written notice by the Board of Directors of the Company, by vote of a majority of the applicable Portfolio's outstanding voting securities or by ICAP, and will terminate automatically in the event of its assignment.

      Under  the terms of the Advisory Agreement,  ICAP
manages  the  Portfolios' investments, subject  to  the
supervision of the Company's Board of Directors.   ICAP
is  responsible for investment decisions  and  supplies
investment research and portfolio management.   At  its
expense,  ICAP provides office space and all  necessary
office   facilities,  equipment   and   personnel   for
servicing the investments of the Portfolios.

        As   compensation   for   its   services,   the
Discretionary   Equity,  Equity   and   Select   Equity
Portfolios  pay to ICAP a monthly advisory fee  at  the
annual rate of 0.80% of the average net asset value  of
the respective Portfolio, and the Euro Select Portfolio
pays  to ICAP a monthly advisory fee at the annual rate
of  1.00%  of  the  average  net  asset  value  of  the
Portfolio.  See "DETERMINATION OF NET ASSET  VALUE"  in
the   Prospectus.   From  time  to   time,   ICAP   may
voluntarily  waive all or a portion of  its  management
fee   for   the   Portfolios.   For  the   year   ended
December 31, 1996, ICAP voluntarily agreed to waive its
management  fee and/or reimburse operating expenses  of
the  Discretionary Equity and Equity Portfolios to  the
extent  necessary  to  ensure that neither  Portfolio's
total   operating  expenses  exceeded  0.80%
of   the
respective Portfolio's average net assets, and ICAP has
voluntarily      agreed      to      continue      this
waiver/reimbursement  policy  for   the   year   ending
December 31, 1997, and for an indefinite period of time
thereafter.  During the years ended December  31,  1995
and  1996, ICAP received $7,820 and $434,716  from  the
Discretionary   Equity  Portfolio,  respectively,   and
$36,319   and  $436,868  from  the  Equity   Portfolio,
respectively,  as compensation for its  services  under
the  Advisory Agreement.  The amounts received by  ICAP
for such services would have been $141,845 and $715,273
for  the  Discretionary Equity Portfolio, respectively,
and  $190,793  and $723,879 from the Equity  Portfolio,
respectively, had ICAP not waived a portion of its fees
during the years ended December 31, 1995 and 1996.  For
the   year  ending  December  31,  1998,  and  for   an
indefinite   amount  of  time  thereafter,   ICAP   has
voluntarily agreed to waive its management  fee  and/or
reimburse  operating expenses of the Select Equity  and
Euro  Select  Portfolios  to the  extent  necessary  to
insure   that  the  Select  Equity  Portfolio's   total
operating   expenses  do  not  exceed  0.80%   of   the
Portfolio's  average net assets, and  the  Euro  Select
Portfolio's  total  operating expenses  do  not  exceed
1.00% of the Portfolio's average net assets. A brief description of the Advisory Agreement is set forth in the Prospectus under "MANAGEMENT."

         PORTFOLIO TRANSACTIONS AND BROKERAGE

      ICAP is responsible for decisions to buy and sell
securities for the Portfolios and for the placement  of
the Portfolios' securities business, the negotiation of
the commissions to be paid on such transactions and the
allocation   of   portfolio  brokerage  and   principal
business.   It is the policy of ICAP to seek  the  best
execution  at  the best security price  available  with
respect  to  each transaction, in light of the  overall
quality of brokerage and research services provided  to
ICAP  or  the  Portfolios.   The  best  price  to   the
Portfolios means the best net price without  regard  to
the  mix between purchase or sale price and commission,
if  any.   Purchases  may  be made  from  underwriters,
dealers  and,  on  occasion, the issuers.   Commissions
will  be  paid on the Portfolios' futures  and  options
transactions, if any.  The purchase price of  portfolio
securities purchased from an underwriter or dealer  may
include  underwriting commissions and  dealer  spreads.
The   Portfolios   may   pay  mark-ups   on   principal
transactions.   In  selecting  broker-dealers  and   in
negotiating  commissions,  ICAP  considers  the  firm's
reliability, the quality of its execution services on a
continuing   basis   and   its   financial   condition.
Brokerage will not be allocated based on the sale of a Portfolio's shares.

     The aggregate amount of brokerage commissions paid by the Discretionary Equity Portfolio for the years ended December 31, 1995 and 1996 was $44,543 and
$197,710, respectively, and the aggregate amount of brokerage commissions paid by the Equity Portfolio for the years ended December 31, 1995 and 1996 was $51,101 and $220,706, respectively. The increase in brokerage fees from 1995 to 1996 is due to the increase in net assets under management and the attendant increase in volume and dollar value of transactions effected on behalf of the Portfolios. As of the date hereof, neither the Select Equity nor the Euro Select Portfolio has commenced operations.

      Section 28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement and custody).

      In  selecting brokers, ICAP considers  investment
and  market  information and other  research,  such  as
economic,   securities   and  performance   measurement
research, provided by such brokers, and the quality and
reliability of brokerage services, including  execution
capability,  performance and financial  responsibility.
Accordingly, the commissions charged by any such broker
may  be  greater  than the amount  another  firm  might
charge if ICAP determines in good faith that the amount
of  such commissions is reasonable in relation  to  the
value   of   the  research  information  and  brokerage
services  provided  by such broker to  the  Portfolios.
ICAP believes that the research information received in
this  manner  provides the Portfolios with benefits  by
supplementing the research otherwise available  to  the
Portfolios.    ICAP's  Advisory  Agreement   with   the
Portfolios  provides that such higher commissions  will
not   be  paid  by  the  Portfolios  unless  (a)   ICAP
determines  in good faith that the amount is reasonable
in  relation to the services in terms of the particular
transaction    or   in   terms   of   ICAP's    overall
responsibilities  with respect to the  accounts  as  to
which  it  exercises  investment discretion;  (b)  such
payment  is  made in compliance with the provisions  of
Section 28(e), other applicable state and federal  laws
and  the Advisory Agreement; and (c) in the opinion  of
ICAP, the total commissions paid by the Portfolios will
be  reasonable  in  relation to  the  benefits  to  the
Portfolios over the long term.  The investment advisory
fees   paid  by  the  Portfolios  under  the   Advisory
Agreement are not reduced as a result of ICAP's receipt of research services.

      ICAP  places  portfolio  transactions  for  other
advisory  accounts managed by ICAP.  Research  services
furnished by firms through which the Portfolios  effect
their  securities transactions may be used by  ICAP  in
servicing all of its accounts; not all of such services
may  be used by ICAP in connection with the Portfolios.
ICAP  believes it is not possible to measure separately
the  benefits  from research services to  each  of  the
accounts  (including  the Portfolios)  managed  by  it.
Because the volume and nature of the trading activities
of   the  accounts  are  not  uniform,  the  amount  of
commissions  in  excess  of those  charged  by  another
broker  paid by each account for brokerage and research
services will vary.  However, ICAP believes such  costs
to  the Portfolios will not be disproportionate to  the
benefits  received by the Portfolios  on  a  continuing
basis.   ICAP  seeks to allocate portfolio transactions
equitably  whenever concurrent decisions  are  made  to
purchase  or  sell  securities by  the  Portfolios  and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price or the amount of securities available to the Portfolios.
In making such allocations between a Portfolio and other advisory accounts, the main factors considered by ICAP are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

      The  Discretionary  Equity Portfolio's  portfolio
turnover rate for the years ended December 31, 1995 and
1996  was  102% and 138%, respectively, and the  Equity
Portfolio's portfolio turnover rate for the years ended
December   31,  1995  and  1996  was  105%  and   125%,
respectively.   As  of  the date  hereof,  neither  the
Select  Equity  nor  the  Euro  Select  Portfolio   has
completed a full year of operations.  The Discretionary
Equity and Equity Portfolios anticipate that their respective portfolio turnover rates will not exceed
150%, and will generally be between 100% and 125%, while the Select Equity and Euro Select Portfolios anticipate that their respective portfolio turnover rates will not exceed 200%, and will generally be between 100% and 150%. The annual portfolio turnover rate indicates changes in a Portfolio's securities holdings; for instance, a rate of 100% would result if all the securities in a Portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by Portfolio sales necessary to meet cash requirements for redemptions of the Portfolios' shares.


                       CUSTODIAN

      As custodian for the Portfolios, UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64141, has custody of all securities and cash of each Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.


        DIVIDEND-DISBURSING AND TRANSFER AGENT

      Sunstone Investor Services, LLC ("Sunstone") acts
as  dividend-disbursing  and  transfer  agent  for  the
Portfolios.  Sunstone is compensated based on an annual
fee per open account of $18.00 (subject to a minimum of
$17,000 to $20,000 per Portfolio per year) plus out-of-
pocket  expenses such as postage and printing  expenses
in    connection   with   shareholder   communications.
Sunstone also receives an annual fee per closed account of $3.00.

                         TAXES

In General

      Each  Portfolio  will be treated  as  a  separate
entity  for  federal  income  tax  purposes  since  the
Internal Revenue Code of 1986, as amended (the "Code"),
requires  that  all  portfolios of  a  series  fund  be
treated  as  separate taxpayers.   As  indicated  under
"DIVIDENDS,   CAPITAL   GAIN  DISTRIBUTIONS   AND   TAX
TREATMENT" in the Prospectus, each Portfolio intends to qualify annually as a "regulated investment company" under the Code. This qualification does not involve government supervision of the Company's management practices or policies.


      A  dividend or capital gain distribution received
shortly  after the purchase of Portfolio shares reduces
the  net  asset  value of shares by the amount  of  the
dividend  or  distribution and, although  in  effect  a
return  of  capital, will be subject to  income  taxes.
Net  gains on sales of securities held for longer  than
twelve  months  by a Portfolio are taxable  as  capital
gains  when realized and distributed.  If the net asset
value   of  Portfolio  shares  were  reduced  below   a
shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.


Foreign Transactions


     Interest and dividends received by a Portfolio may
be  subject  to  income,  withholding  or  other  taxes
imposed by foreign countries and U.S. possessions  that
would   reduce  the  yield  on  its  securities.    Tax
conventions  between certain countries and  the  United
States  may  reduce or eliminate these  foreign  taxes,
however, and many foreign countries do not impose taxes
on  capital gains in respect of investments by  foreign
investors.   If  more  than  50%  of  the  value  of  a
Portfolio's  total assets at the close of  its  taxable
year consists of securities of foreign corporations, it
will be eligible to, and may, file an election with the
Internal   Revenue  Service  that  would   enable   its
shareholders, in effect, to receive the benefit of  the
foreign tax credit with respect to any foreign and U.S.
possessions income taxes paid by it.  Pursuant  to  the
election,  a  Portfolio  would  treat  those  taxes  as
dividends paid to its shareholders and each shareholder
would  be required to (i) include in gross income,  and
treat  as paid by him, his proportionate share of those
taxes,  (ii) treat his share of those taxes and of  any
dividend  paid by the Portfolio that represents  income
from  foreign or U.S. possessions sources  as  his  own
income  from those sources and (iii) either deduct  the
taxes  deemed  paid  by  him in computing  his  taxable
income or, alternatively, use the foregoing information
in  calculating  the  foreign tax  credit  against  his
federal income tax.  Each Portfolio will report to  its
shareholders  shortly  after each  taxable  year  their
respective  shares of its income from  sources  within,
and   taxes  paid  to,  foreign  countries   and   U.S.
possessions if it makes this election.


       Each   Portfolio  maintains  its  accounts   and
calculates  its  income in U.S. dollars.   In  general,
gain  or  loss  (i)  from  the disposition  of  foreign
currencies  and forward currency contracts,  (ii)  from
the  disposition  of foreign-currency-denominated  debt
securities  that  are attributable to  fluctuations  in
exchange  rates  between the date  the  securities  are
acquired   and   their  disposition  date   and   (iii)
attributable to fluctuations in exchange rates  between
the   time  a  Portfolio  accrues  interest  or   other
receivables    or   expenses   or   other   liabilities
denominated in a foreign currency and the time the Portfolio actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by a Portfolio may bear interest at a high nominal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, a Portfolio would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).


Derivative Instruments


       The  use  of  derivatives  strategies,  such  as
purchasing  and selling (writing) options  and  futures
and  entering into forward currency contracts, involves
complex  rules  that  will  determine  for  income  tax
purposes the character and timing of recognition of the
gains and losses a Portfolio will realize in connection
therewith.   Gains  from  the  disposition  of  foreign
currencies (except certain gains therefrom that may  be
excluded  by  future  regulations),  and  income   from
transactions  in options, futures and forward  currency
contracts  derived by a Portfolio with respect  to  its
business   of  investing  in  securities   or   foreign
currencies, will qualify as permissible income under the "Income Requirement." The

"Income Requirement"  is
a  requirement in the Code that a Portfolio must derive
at least 90% of its gross income each taxable year from
dividends,   interest,   payments   with   respect   to
securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities of those currencies.


     For federal income tax purposes, each Portfolio is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures or forward currency contracts that are subject to section 1256 of the Code ("Section 1256 Contracts") and are held by the Portfolio as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section
1256 Contracts that are part of a "mixed straddle" and with respect to which a Portfolio makes a certain election, any gain or loss recognized with respect to
Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.


      This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on an investor. There may be other federal, state or local tax considerations applicable to a particular investor. Investors are urged to consult their own tax advisors.


           DETERMINATION OF NET ASSET VALUE

      As  set  forth in the Prospectus under  the  same
caption,  the  net  asset  value  per  share  of   each
Portfolio  is determined as of the close of trading  on
each  day  the New York Stock Exchange (the "NYSE")  is
open for trading.  The Portfolios do not determine  net
asset  value  on days the NYSE is closed and  at  other
times  described in the Prospectus.  The NYSE is closed
on  New Year's Day, Martin Luther King Day, President's
Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day.  Additionally,
if  any  of  the  aforementioned holidays  falls  on  a
Saturday, the NYSE will not be open for trading on  the
preceding  Friday  and when such  holiday  falls  on  a
Sunday,  the NYSE will not be open for trading  on  the
succeeding  Monday, unless unusual business  conditions
exist,  such  as  the  ending of a  monthly  or  yearly
accounting  period.   Shares  of  the  Portfolios   are
offered and sold on a continuous basis at a price equal to the net asset value per share as determined in accordance with the foregoing provisions.


                 SHAREHOLDER MEETINGS

       Maryland   law  permits  registered   investment
companies,  such as the Company, to operate without  an
annual   meeting   of  shareholders   under   specified
circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

      The Company's Bylaws also contain procedures  for
the   removal  of  directors  by  shareholders  of  the
Company.   At any meeting of shareholders, duly  called
and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.


                PERFORMANCE INFORMATION

      As  described  in the "COMPARISON  OF  INVESTMENT
RESULTS"  section  of the Portfolios'  Prospectus,  the
Portfolios'  historical performance or  return  may  be
shown in the form of various performance figures.   The
Portfolios'   performance  figures   are   based   upon
historical    results   and   are    not    necessarily
representative   of   future   performance.     Factors
affecting the Portfolios' performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

Total Return

      The average annual total return of each Portfolio is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

                    P =  a  hypothetical  initial
                         payment of $1,000.
                    T =  average  annual  total
                         return.
                    n =  number of years.
                  ERV =  ending redeemable value of
                         a  hypothetical $1,000 payment made  at
                         the beginning of the stated periods  at
                         the end of the stated periods.

     Performance for a specific period is calculated by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Portfolio's shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
The  calculation  assumes that all income  and  capital
gains   dividends  paid  by  a  Portfolio   have   been
reinvested at the net asset value of the Portfolio on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

      Cumulative  total  return represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

      The  total  return  for the Discretionary  Equity
Portfolio  for the years ended December  31,  1995  and
1996 was 35.21% and 25.55%, respectively, and the total
return  for  the Equity Portfolio for the  years  ended
December  31,  1995  and 1996 was  38.85%  and  26.26%,
respectively.   As  of  the date  hereof,  neither  the
Select  Equity  nor  the  Euro  Select  Portfolio   has
commenced operations.

Volatility

      Occasionally statistics may be used to specify  a
Portfolio's volatility or risk.  Measures of volatility
or risk are generally used to compare a Portfolio's net
asset  value or performance relative to a market index.
One  measure  of  volatility  is  beta.   Beta  is  the
volatility  of a fund relative to the total  market  as
represented  by the Standard & Poor's 500 Stock  Index.
A  beta  of more than 1.00 indicates volatility greater
than the market, and a beta of less than 1.00 indicates
volatility  less than the market.  Another  measure  of
volatility  or  risk  is standard deviation.   Standard
deviation  is used to measure variability of net  asset
value  or  total  return  around  an  average,  over  a
specified period of time.  The premise is that  greater
volatility   connotes  greater   risk   undertaken   in
achieving performance.

Comparisons

       From  time  to  time,  in  marketing  and  other
Portfolio  literature, the Portfolios' performance  may
be compared to the performance of other mutual funds in
general  or to the performance of particular  types  of
mutual  funds with similar investment goals, as tracked
by     independent    organizations.     Among    these
organizations,   Lipper   Analytical   Services,   Inc.
("Lipper"),  a  widely used independent  research  firm
which   ranks  mutual  funds  by  overall  performance,
investment objectives and assets, may be cited.  Lipper
performance figures are based on changes in  net  asset
value,  with  all  income and capital  gains  dividends
reinvested.   Such  calculations  do  not  include  the
effect  of  any sales charges imposed by  other  funds.
The Portfolios will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

      The  Portfolios' performance may also be compared
to  the  performance of other mutual funds  tracked  by
Morningstar, Inc. ("Morningstar"), which ranks funds on
the   basis  of  historical  risk  and  total   return.
Morningstar's rankings range from five stars  (highest)
to   one  star  (lowest)  and  represent  Morningstar's
assessment  of  the  historical risk  level  and  total
return of a fund as a weighted average for 3, 5 and  10
year periods. Rankings are not absolute or necessarily predictive of future performance.

      Evaluations  of  Portfolio  performance  made  by
independent  sources may also be used in advertisements
concerning  the  Portfolios, including reprints  of  or
selections  from,  editorials  or  articles  about  the
Portfolios.   Sources  for  Portfolio  performance  and
articles about the Portfolios may include publications such as Money, Forbes, Kiplinger's, Financial World,
Business  Week,  U.S. News and World Report,  the  Wall
Street Journal, Barron's and a variety of investment newsletters.

      The Portfolios may compare their performance to a
wide  variety  of  indices and  measures  of  inflation
including  the Standard & Poor's Index of  500  Stocks,
the  NASDAQ  Over-the-Counter Composite Index  and  the
Morgan Stanley Capital International Euro Index.  There
are    differences   and   similarities   between   the
investments that the Portfolios may purchase and the investments measured by these indices.


                INDEPENDENT ACCOUNTANTS

      Coopers  &  Lybrand  L.L.P., 411  East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202 have been selected as the independent accountants for the Portfolios.


                 FINANCIAL STATEMENTS

      The following audited financial statements of the
Discretionary   Equity   and  Equity   Portfolios   are
incorporated  herein  by  reference  to  the  Company's
Annual Report for the year ended December 31, 1996 as filed with the Securities and Exchange Commission on February 27, 1997:

           (a)  Schedules of Investments as of
                December 31, 1996.

           (b)  Statements of Assets and Liabilities
                as of December 31, 1996.

           (c)   Statements of Operations for the  year
                 ended December 31, 1996.

           (d)  Statements of Changes in Net Assets for
                the years ended December 31, 1996 and 1995.

           (e)  Financial Highlights for the years ended
                December 31, 1996 and 1995.

           (f)  Notes to Financial Statements.

           (g)  Report of Independent Accountants dated
                January 24, 1997.


     In  addition,  the unaudited financial  statements
and  related  notes  contained in the  Company's  Semi-
Annual  Report  for  the period ended  June  30,  1997,
which,  along with the Company's Annual Report, may  be
obtained  without  charge  by  calling  or  writing  to
Sunstone   Investor  Services,  LLC,  are  incorporated
herein by reference. Financial statements for the Select Equity and Euro Select Portfolios are not available since neither Portfolio has, as of the date hereof, commenced operations.

                       APPENDIX

                     BOND RATINGS


            Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

            1.Likelihood  of  default --  capacity  and
            willingness  of  the  obligor  as  to   the
            timely payment of interest and repayment of principal in accordance with the terms of the obligation;

            2.Nature   of   and   provisions   of   the
            obligation;

            3.Protection  afforded  by,  and   relative
            position  of, the obligation in  the  event
            of  bankruptcy,  reorganization,  or  other
            arrangement  under the laws  of  bankruptcy
            and   other   laws   affecting   creditors'
            rights.

Investment Grade

      AAA Debt rated `AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB  Debt  rated `BBB' is regarded as  having  an
adequate  capacity to pay interest and repay principal.
Whereas   it   normally  exhibits  adequate  protection
parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

      Debt  rated  `BB', `B', `CCC', `CC'  and  `C'  is
regarded    as    having   predominantly    speculative
characteristics  with  respect  to  capacity   to   pay
interest and repay principal.  `BB' indicates the least
degree of speculation and `C' the
highest.  While  such
debt  will  likely  have  some quality  and  protective
characteristics,   these  are   outweighed   by   large
uncertainties  or  major  risk  exposures  to   adverse
conditions.

       BB   Debt   rated   `BB'  has   less   near-term
vulnerability to default than other speculative issues.
However,  it  faces  major  ongoing  uncertainties   or
exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-
' rating.

      B  Debt rated `B' has a greater vulnerability  to
default but currently has the capacity to meet interest
payments  and principal repayments.  Adverse  business,
financial,  or  economic conditions will likely  impair
capacity  or  willingness to  pay  interest  and  repay
principal.   The `B' rating category is also  used  for
debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

      CCC Debt rated `CCC' has a currently identifiable
vulnerability   to  default,  and  is  dependent   upon
favorable  business, financial, and economic conditions
to  meet  timely payment of interest and  repayment  of
principal.    In   the   event  of  adverse   business,
financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

      CC Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

      C   Debt  rated `C' typically is applied to  debt
subordinated to senior debt which is assigned an actual
or  implied `CCC-' debt rating.  The `C' rating may  be
used  to  cover a situation where a bankruptcy petition
has   been   filed,  but  debt  service  payments   are
continued.

     CI The rating `CI' is reserved for income bonds on which no interest is being paid.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


            Moody's Long-Term Debt Ratings

      Aaa  - Bonds which are rated Aaa are judged to be
of the best quality.  They carry the smallest degree of
investment risk and are generally referred to as  "gilt
edged".  Interest payments are protected by a large  or
by  an  exceptionally stable margin  and  principal  is
secure.   While  the  various protective  elements  are
likely to change, such changes as can be visualized are
most   unlikely  to  impair  the  fundamentally  strong
position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as
medium-grade obligations (i.e., they are neither highly
protected  nor poorly secured).  Interest payments  and
principal security appear adequate for the present  but
certain  protective elements may be lacking or  may  be
characteristically unreliable over any great length  of
time.    Such   Bonds   lack   outstanding   investment
characteristics   and   in   fact   have    speculative
characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes
Bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa  -  Bonds  which are rated Caa  are  of  poor
standing.   Such issues may be in default or there  may
be present elements of danger with respect to principal or interest.

       Ca   -   Bonds  which  are  rated  Ca  represent
obligations  which are speculative in  a  high  degree.
Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Fitch Investors Service, Inc. Bond Ratings

      Fitch  investment  grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

       Fitch   ratings  do  not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but
not  necessarily  identical credit  quality  since  the
rating   categories   do  not   fully   reflect   small
differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch  ratings are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.

            AAA Bonds considered to be investment grade
          and  of  the  highest  credit  quality.   The
          obligor  has an exceptionally strong  ability
          to pay interest and repay principal, which is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.

             AA Bonds considered to be investment grade
          and   of  very  high  credit  quality.    The
          obligor's  ability to pay interest and  repay
          principal is very strong, although not  quite
          as  strong  as  bonds rated  `AAA'.   Because
          bonds rated in the `AAA'  and `AA' categories
          are    not   significantly   vulnerable    to
          foreseeable future developments, short-term debt of the issuers is generally rated `F-
          1+'.

              A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            BBB Bonds considered to be investment grade
          and  of  satisfactory  credit  quality.   The
          obligor's  ability to pay interest and  repay
          principal   is  considered  to  be  adequate.
          Adverse  changes in economic  conditions  and
          circumstances,  however, are more  likely  to
          have  adverse  impact  on  these  bonds  and,
          therefore,   impair  timely   payment.    The
          likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch  speculative grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
(`BB' to `C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
(`DDD' to `D') is an assessment of the ultimate recovery value through reorganization or liquidation.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

             BB  Bonds are considered speculative.  The
          obligor's  ability to pay interest and  repay
          principal  may  be  affected  over  time   by
          adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

             B Bonds are considered highly speculative.
          While  bonds  in  this  class  are  currently
          meeting   debt   service  requirements,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

             CCC   Bonds   have  certain   identifiable
          characteristics which, if not  remedied,  may
          lead   to  default.   The  ability  to   meet
          obligations requires an advantageous business and economic environment.

             CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

             C Bonds are in imminent default in payment of interest or principal.

          DDD,
          DD
          and  D      Bonds are in default on  interest
          and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.
          `DDD' represents the highest potential for recovery of these bonds, and `D' represents the lowest potential for recovery.

      Duff & Phelps, Inc. Long-Term Debt Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection.

      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition

AAA              Highest  credit  quality.   The   risk
               factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest, but may
AA             vary slightly from time to time because
               of economic conditions.
AA-

A+              Protection  factors  are  average  but
                adequate.  However, risk factors are more
A               variable  and  greater  in  periods  of
                economic stress.
A-

BBB+            Below  average protection  factors  but
                still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-

BB+             Below investment grade but deemed likely
                to meet obligations when due.
BB              Present   or   prospective   financial
                protection factors fluctuate according to
BB-             industry conditions or company fortunes.
                Overall quality may move up or
                down frequently within this category.

B+              Below  investment grade and  possessing
                risk that obligations will not be met
B               when due.  Financial protection factors
                will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC             Well below investment grade securities.
                Considerable uncertainty exists as to
                timely payment of principal, interest or preferred dividends.
                Protection factors are narrow and  risk
                can be substantial with unfavorable
                economic/industry  conditions,  and/or
                with unfavorable company developments.

DD               Defaulted  debt  obligations.   Issuer
                 failed to meet scheduled principal and/or
                 interest payments.
DP               Preferred    stock   with    dividend
                 arrearages.


                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

      Ratings graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong.
Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2  Capacity for timely payment on  issues  with
this   designation  is  satisfactory.    However,   the
relative degree of safety is not as high as for issues designated `A-1'.

     A-3 Issues carrying this designation have adequate
capacity  for timely payment.  They are, however,  more
vulnerable  to  the  adverse  effects  of  changes   in
circumstances than obligations carrying the higher designations.

      B Issues rated `B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

      D Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.


           Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers  rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers  rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.

      Issuers  rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.


   Fitch Investors Service, Inc. Short-Term Ratings

       Fitch's   short-term  ratings  apply   to   debt
obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+   Exceptionally  Strong  Credit  Quality
          Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1    Very  Strong  Credit  Quality   Issues
          assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

          F-2  Good Credit Quality Issues assigned this
          rating   have   a  satisfactory   degree   of
          assurance for timely payment but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

          F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S  Weak Credit Quality Issues assigned this
          rating  have  characteristics  suggesting   a
          minimal   degree  of  assurance  for   timely
          payment   and  are  vulnerable  to  near-term
          adverse changes in financial and economic conditions.

          D     Default Issues assigned this rating are
          in actual or imminent payment default.

          LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


      Duff & Phelps, Inc. Short-Term Debt Ratings

      Duff  & Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

     Rating Scale:  Definition

               High Grade

               D-1+   Highest   certainty   of   timely
               payment.       Short-term     liquidity,
               including  internal  operating   factors
               and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1    Very  high  certainty  of  timely
               payment.     Liquidity    factors    are
               excellent   and   supported   by    good
               fundamental  protection  factors.   Risk
               factors are minor.

               D-1-  High certainty of timely  payment.
               Liquidity   factors   are   strong   and
               supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

               D-2   Good  certainty of timely payment.
               Liquidity     factors    and     company
               fundamentals   are   sound.     Although
               ongoing funding needs may enlarge  total
               financing   requirements,   access    to
               capital markets is good. Risk factors are small.

               Satisfactory Grade

               D-3   Satisfactory liquidity  and  other
               protection factors qualify issue  as  to
               investment  grade.   Risk  factors   are
               larger  and  subject to more  variation.
               Nevertheless,    timely    payment    is
               expected.

               Non-investment Grade

               D-4         Speculative       investment
               characteristics.    Liquidity   is   not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

               D-5       Issuer  failed  to  meet   scheduled
               principal and/or interest payments.

                            PART C

                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements (included or
          incorporated by reference into Parts A and B)

               Schedules of Investments as of December
               31, 1996 and June 30, 1997.

               Statements of Assets and Liabilities as
               of December 31, 1996 and June 30, 1997.

               Statements of Operations for the year
               ended December 31, 1996 and the six months ended June 30, 1997.

               Statements of Changes in Net
               Assets for the years ended December 31,
               1996 and 1995 and the six months
               ended June 30, 1997.

               Financial Highlights for the years ended
               December 31, 1996 and 1995 and the six
               months ended June 30, 1997.

               Notes to Financial Statements for the
               year ended December 31, 1996 and the six months ended June 30, 1997.

               Report of Independent Accountants dated
               January 24, 1997.

          (b)  Exhibits

              (1)         (a)  Registrant's Articles
                          of Incorporation (1)

                          (b)  Articles
                          Supplementary, dated December 8, 1997

              (2)         Registrant's By-Laws (1)

              (3)         None

              (4)         None

              (5)         (a)  Investment
                          Advisory Agreement dated as of
                          December 30, 1994 (Discretionary
                          Equity and Equity Portfolios) (1)

                          (b)  Amendment to
                          Investment Advisory Agreement dated
                          as of December 31, 1997 (Select
                          Equity Portfolio)

                          (c)  Amendment to
                          Investment Advisory Agreement dated
                          as of December 31, 1997 (Euro Select
                          Portfolio)

              (6)         None

              (7)         None

              (8)         (a)  Custodian Agreement with
                          United Missouri Bank, n.a. dated December 30,
                          1994 (1)

                          (b)  Amendment to
                          Custodian Agreement with United
                          Missouri Bank, n.a.

             (9.1)        (a)  Transfer Agency
                          Agreement with Sunstone Investor
                          Services, LLC dated as of November
                          1, 1995 (2)

                          (b)  Amendment to Transfer
                           Agency Agreement with Sunstone
                           Investor Services, LLC dated
                           November 13, 1997

             (9.2)         Amended and Restated
                           Administration and Fund Accounting
                           Agreement with Sunstone Financial Group,
                           Inc. dated as of November 13, 1997

              (10)         (a)  Opinion and
                           Consent of Godfrey & Kahn, S.C.
                           (Discretionary Equity and Equity
                           Portfolios) (1)

                           (b)  Opinion and Consent
                           of Godfrey & Kahn, S.C. (Select
                           Equity and Euro Select Portfolios)

              (11)         Consent of Coopers &
                           Lybrand L.L.P.

              (12)         None

              (13)         Subscription Agreements (1)

              (14)         (a)  Individual
                           Retirement Trust Account (1)

                            (b)  Supplement to
                            IRA Disclosure Statement and
                            Custodial Agreement (1)

              (15)          None

              (16)          Schedule for Computation
                            of Performance Quotations (1)

              (17)          Financial Data Schedule (3)

              (18)          Powers of Attorney for Directors
                            and Officers (see signature page)

____________

(1)   Incorporated by reference to Registrant's
 Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(2)   Incorporated by reference to Registrant's
 Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1996.

(3) Incorporated by reference to Registrant's Annual and Semi-Annual N-SAR as filed with the Securities and Exchange Commission on February 27, 1997 and
 August 21, 1997, respectively.

Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                             Number of Record Holders
     Title of Securities     as of November 30, 1997

     Common Stock, $.01 par value
       Discretionary Equity Portfolio  143
       Equity Portfolio                248

Item 27.  Indemnification

      Article  VI  of Registrant's By-Laws provides  as
follows:

              ARTICLE VI INDEMNIFICATION

           The  Corporation  shall  indemnify  (a)  its
     Directors   and  officers,  whether  serving   the
     Corporation or at its request any other entity, to
     the  full  extent  required or  permitted  by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     Investment  Company Act of 1940, as  amended,  and
     (b)  other employees and agents to such extent  as
     shall be authorized by the Board of Directors  and
     be  permitted  by  law.  The foregoing  rights  of
     indemnification  shall not  be  exclusive  of  any
     other    rights    to    which    those    seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
Adviser

      Since  1996, the Registrant's investment adviser,
Institutional Capital Corporation ("ICAP"), has  served
as  sub-adviser  to  the taxable investment  portfolios
offered  by the Nuveen Investment Trust (the  "Trust"),
an  open-end management investment company  (i.e.,  the
Nuveen   Growth  and  Income  Stock  Fund,  the  Nuveen
Balanced  Stock  and Bond Fund and the Nuveen  Balanced
Municipal  and  Stock Fund).  Mr. Robert  Lyon,  ICAP's
President, also serves as a member of the Board of Trustees of the Trust. The principal business address of the Trust is 333 West Wacker Drive, 32nd Floor,
Chicago, Illinois 60606.

Item 29.  Principal Underwriters

     (a)  None

     (b)  None

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated   thereunder  are  in  the  possession   of
Institutional    Capital   Corporation,    Registrant's
investment adviser, at Registrant's corporate  offices,
except  (1)  records held and maintained by  UMB  Bank,
n.a., 928 Grand Boulevard, Kansas City, Missouri 64141,
relating to its function as custodian, (2) records held
and  maintained by Sunstone Financial Group, Inc.,  207
East  Buffalo  Street, Suite 400, Milwaukee,  Wisconsin
53202, relating to its function as administrator and fund accountant and (3) records held and maintained by Sunstone Investor Services, LLC, 207 East Buffalo
Street, Suite B-15, Milwaukee, Wisconsin 53202 relating to its function as transfer agent.

Item 31.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)   Registrant undertakes to  furnish  each
          person to whom a Prospectus or Statement of Additional Information is delivered with a copy of the Registrant's 1996 Annual Report and 1997 Semi-Annual Report, upon request and without charge.

          (b)   Registrant undertakes to file  a  post-
          effective   amendment  to  this  Registration
          Statement within four to six months of the effective date of this Registration Statement which will contain financial statements of the Select Equity and Euro Select Portfolios
          (which need not be certified) as of and for the time period reasonably close or as soon as practicable to the date of such post-effective amendment.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements  for  effectiveness of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities
Act  of  1933  and has duly caused this  Post-Effective
Amendment No. 7 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 23rd day of December, 1997.

                             ICAP FUNDS, INC.
                             (Registrant)


                              By: /s/ Robert H. Lyon
                                 ---------------------
                                 Robert H. Lyon
                                 President

       Each   person  whose  signature  appears   below
constitutes and appoints Robert H. Lyon and  Pamela  H.
Conroy, and each of them, his true and lawful attorney-
in-fact  and agent with full power of substitution  and
resubstitution,  for  him and in his  name,  place  and
stead,  in any and all capacities, to sign any and  all
post-effective   amendments   to   this    Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                            Date

/s/  Pamela  H. Conroy    Vice President, Treasurer       December 23, 1997
-----------------------   and a Director
Pamela H. Conroy

-----------------------    Director                        __________, 1997
Dr. James A. Gentry

-----------------------    Director                        __________, 1997
Joseph Andrew Hays

/s/  Robert  H. Lyon       President and a Director       December 23, 1997
------------------------
Robert H. Lyon

/s/ Gary S. Maurer          Director                      December 23, 1997
-------------------------
Gary S. Maurer

/s/ Harold W. Nations       Director                      December 23, 1997
-------------------------
Harold W. Nations

/s/  Donald  D. Niemann     Vice President, Secretary     December 23, 1997
-------------------------   and a Director
Donald D. Niemann

/s/ Barbara C. Schanmier    Director                      December 23, 1997
--------------------------
Barbara C. Schanmier

                     EXHIBIT INDEX

  Exhibit No.Exhibit

            (1)      (a)  Registrant's Articles of
                     Incorporation (1)

                     (b)  Articles Supplementary,
                     dated December 8, 1997

            (2)       Registrant's By-Laws (1)

            (3)       None

            (4)       None

            (5)       (a)  Investment Advisory
                      Agreement dated as of December 30, 1994
                      (Discretionary Equity and Equity
                      Portfolios) (1)

                      (b)  Amendment to Investment
                      Advisory Agreement dated as of December
                      31, 1997 (Select Equity Portfolio)

                      (c)  Amendment to Investment
                      Advisory Agreement dated as of December
                      31, 1997 (Euro Select Portfolio)

            (6)       None

            (7)       None

            (8)       (a)  Custodian Agreement with
                      United Missouri Bank, n.a. dated December
                      30, 1994 (1)

                      (b)  Amendment to Custodian
                      Agreement with United Missouri Bank,
                      n.a.

          (9.1)       (a)  Transfer Agency
                      Agreement with Sunstone Investor
                      Services, LLC dated as of November 1,
                      1995 (2)

                      (b)  Amendment to Transfer
                      Agency Agreement with Sunstone Investor
                      Services, LLC dated November 13, 1997

          (9.2)       Amended and Restated Administration
                      and Fund Accounting Agreement with
                      Sunstone Financial Group, Inc. dated as of
                      November 13, 1997

           (10)      (a)  Opinion and Consent of
                     Godfrey & Kahn, S.C. (Discretionary
                     Equity and Equity Portfolios) (1)

                     (b)  Opinion and Consent of
                     Godfrey & Kahn, S.C. (Select Equity and
                     Euro Select Portfolios)

           (11)      Consent of Coopers & Lybrand L.L.P.

           (12)      None

           (13)      Subscription Agreements (1)

           (14)      (a)  Individual Retirement Trust Account (1)

                     (b)  Supplement to IRA
                     Disclosure Statement and Custodial
                     Agreement (1)

           (15)      None

           (16)      Schedule for Computation of
                     Performance Quotations (1)

           (17)      Financial Data Schedule (3)

           (18)      Powers of Attorney for Directors and
                     Officers (see signature page)

____________

(1)   Incorporated by reference to Registrant's
 Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(2)   Incorporated by reference to Registrant's
 Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1996.

(3) Incorporated by reference to Registrant's Annual and Semi-Annual N-SAR as filed with the Securities and Exchange Commission on February 27, 1997 and
 August 21, 1997, respectively.